DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501


Dear Shareholder:

PERFORMANCE REVIEW
The Davis Tax-Free High Income Fund continued to post impressive growth in assets under management over its latest six-month period, with total fund assets doubling to $477 million on March 31, 1998 from $227 million on September 30, 1997. 1

Your fund is attracting strong cash inflows from investors because of its superior risk-adjusted performance and its high yield relative to the portfolio's credit quality and because of the scarcity of other values in the marketplace. Moreover, most of the fund's return comes from tax-free income, rather than capital gains, which is a significant advantage for shareholders in high tax brackets. Furthermore, the fund benefits from having had the same portfolio manager--B. Clark Stamper--consistently applying a rigorous investment discipline for almost eight years.

Your fund targets risk-adjusted performance and, as of March 31, 1998, held Morningstar's highest risk-adjusted rating, ***** (five stars), for all time periods measured for both its Class A and Class B shares. The Fund's Class A shares earned 5 stars rated against 1,525 municipal bond funds for the three-year period ended March 31, 1998. The Fund's Class A shares inception date is December 1, 1994. The Fund's Class B shares earned 5 stars rated against 1,525, 782 and 345 municipal bond funds for the three, five and ten year periods ended March 31, 1998, respectively. 2 This superior risk-adjusted rating was achieved, in part, by the fund's low level of volatility in addition to its total return. In fact, the fund has achieved a positive return in every year since its inception in March, 1985. Of course, there can be no assurance that the Fund will continue to achieve a positive return every year in the future.

The fund's volatility is so low that Morningstar classifies it as a short-term municipal fund. According to Morningstar, "To use stock lingo, you could call Stamper a value-oriented investor. He is that rare contrarian who has managed to do well no matter the type of market. While the fund will never keep up with longer-duration peers during rallies, it generally tops the short-term
category....the fund even shone when rates rose in 1994." 3

In an analysis of 180 tax-free load funds based on Morningstar data, the March, 1998 issue of Ticker selected the Davis Tax-Free High Income Fund as "a very safe short-term fund." According to Ticker, "This short-term fund manages to produce above-average returns while recording a minuscule standard deviation. And good news for pessimists: The fund particularly shines in down markets. In 1994, when bonds tanked, Davis stayed firmly in the black. Manager B. Clark
Stamper holds a broadly diversified portfolio....He gets top returns by scouring the corners of the market for bargains." 4

In terms of absolute performance, the fund's Class A shares provided a total return on net asset value of 3.32% for the six months ended March 31, 1998. 5 While the fund's absolute total return lagged the average return of other high-yield municipal bond funds tracked by Lipper Analytical Services, Inc., its risk level is considerably lower than other funds in that peer group. The average credit quality rating of your fund's portfolio is currently AA- for the securities that are rated. This investment-grade rating is considerably higher than the quality rating of most high-yield municipal bond funds.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

A LOW-RISK, HIGH-RETURN COMPLEMENT TO EQUITY HOLDINGS
The yield on the Davis Tax-Free High Income Fund Class A shares continues to generate the equivalent of almost 9% a year in taxable income for investors in the highest tax bracket 6, offering the opportunity to earn equity-type returns with lower risk while broadening portfolio diversification.

This remains true even though the fund's monthly dividend was decreased as of February 2, 1998 because of the decline in long-term interest rates and the large number of bonds called in by issuers prior to maturity. The new monthly dividend is $0.0465 on the Class A shares versus $0.053 before and $0.04075 on the Class B shares versus $0.04715 before.

CAPITALIZING ON VALUE OPPORTUNITIES THROUGH RIGOROUS RESEARCH
Similar to the Davis equity investment discipline, the Davis Tax-Free High Income Fund employs a contrarian value-oriented investment philosophy. We take a long-term view, concentrating primarily on evaluating the risk and reward trade-offs of different investments through a disciplined research process. While providing current income free from federal income tax, our objective is to maximize total return relative to the amount of risk taken and to maximize tax-free income.

We build the portfolio bond by bond, using a bottom-up investment approach. Our primary tool is in-depth credit analysis of municipal bond issuers in order to minimize credit risk. We also analyze each individual investment's security characteristics in terms of upside potential and downside protection in relation to interest rate risk and call risk. In addition, we employ top-down management techniques, monitoring the fund's investments in different types of securities and strategies to assure proper portfolio diversification.

EFFECTIVE RISK-ADJUSTED STRATEGIES
Your fund continues to employ the same investment strategies that it used to achieve its top risk-adjusted performance rating. To obtain extra yield relative to credit quality, your Fund invests in bonds that are out of the spotlight and often mispriced. These include housing bonds and bonds backed by medical facilities as well as industrial revenue bonds, which are municipal bonds backed by corporations. While many municipal investors are not comfortable analyzing corporate credits, Portfolio Manager Stamper is because he also manages the Davis High Income Fund, our high-yield taxable bond fund.

To gain a more than proportionate amount of downside protection when the market seems high--as it has for quite some time--your fund relinquishes some upside potential by buying "cushion" bonds. These are bonds that pay higher interest rates but trade at relatively low prices because of the expectation that the bonds will be called in by the issuer at the earliest possible date. Through careful research, we seek to identify issues that are unlikely to be called despite the market's expectation. Because the bonds are purchased at relatively low prices, the fund has some protection or "cushion" if the market drops. Further, if the bonds remain outstanding after the anticipated call date--as has occurred with many of the cushion bonds the fund owns--the fund continues collecting the bonds' high tax-free income.

HOW NEW MONEY WAS INVESTED
Even in an environment where prices of most kinds of investments are historically high, our research efforts have continued to uncover sound investment opportunities. Moreover, a large portion of the new shareholder money the fund received during the past six months has been invested according to the fund's signature

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501


investment approach in overlooked special situation or "story" bonds that offer more yield per credit quality and better upside/downside characteristics.

One example of a recent cushion bond investment is the fund's purchase of New York State Medical Care 8% bonds due on February 15, 2027. These bonds are backed by the Federal Housing Administration, and are also partially prerefunded and escrowed by U.S. government securities. This issue has been callable since August 15, 1997 at a price of $102 ( $1,020 per bond). The fund purchased the bonds in November at what would have been a negative yield if the bonds had been called immediately. But the bonds are still outstanding, and if they remain outstanding until maturity, the fund will earn a 7.66% yield to maturity on its investment. 7

Many of your fund's recent investments have been add-on purchases of securities the fund already owned that we believe continue to represent good value. For example, we made several add-on investments in Massachusetts State multifamily housing bonds with a 9 1/2% interest coupon due on July 1, 2012 -- a bond we have owned since 1994. This issue tends to trade cheaply because it is partially callable at par in the event of default. While there is some call risk, investors' principal is protected because the bond is insured by MBIA, a private insurance company. As a result, the bond carries a triple-A credit rating. 7


PRUDENTLY POSITIONED FOR UNCERTAIN MARKETS
While the bond market rallied modestly over the latest six-month period, we remained concerned about the market outlook--particularly the possibility of a credit crunch. With consumer debt at record levels, individuals' borrowing capacity may be limited and current levels of purchasing could be curtailed in the future. Today's high stock prices are also worrisome because of the impact any significant stock market decline could have on consumer liquidity. Any of these developments could drive interest rates higher, as could a re-escalation of currency and financial problems in the Far East.

Furthermore, credit quality spreads--that is, the difference between the yields on low-quality bonds and those of high-quality bonds--remain extremely tight because investor demand for higher yielding low-quality bonds is so strong. As a result, investors are being paid very little extra yield for taking on the greater risk associated with low-quality bonds. It seems unlikely that spreads can tighten much further from here. When spreads begin to widen to more normal levels, as they inevitably will, lower quality bonds should underperform higher quality bonds.

Given the uncertain market environment, your fund continues to be positioned defensively with respect to credit quality and interest rate movements, much as it has been for most of the past several years. To lower overall risk, the portfolio remains highly diversified among issuers, types of bonds and investment strategies. At the end of March, the fund held 527 positions in 49 states plus Washington D.C. and Puerto Rico.

In addition, with its average credit quality rating of AA-, the fund's credit quality remains high. As a further measure of the fund's defensive posture, approximately 34% of the bonds it owns are backed by private municipal bond insurance or a federal agency.

Furthermore, the fund's core holdings of high-coupon municipals offer less volatility because high-yield bonds tend to be much less affected by interest rate increases. These high-coupon holdings should also provide ample tax-free income under most scenarios.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

POISED FOR PERFORMANCE
As a result of these strategies, your fund has the potential to outperform its peer group in a rising or flat interest rate environment or in an environment where credit quality weakens or stays the same--which is the environment we expect in 1998. While our strategies provide extra yield and downside protection, they would also limit the fund's upside potential if interest rates dropped substantially, fueling a strong bond market rally, or the credit quality environment improved dramatically due to a booming economy.

We believe the fund's prudent philosophy and defensive strategies will reward shareholders with strong performance, consistent with our focus on minimizing volatility and maximizing long-term risk-adjusted returns.



Sincerely,

Shelby M.C. Davis                                           B. Clark Stamper
Chief Investment Officer                                      Portfolio Manager


May 29, 1998





1 These figures include the Fund's total net assets for all classes of shares.

2 Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1998. Subject to change every month, Morningstar ratings are calculated from a fund's three, five, and ten year average annual total returns in excess of 90-day Treasury bill (T-bill) returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. 10% of the funds in an investment category receive five stars. The next 22.5% receive four stars. The next 35% receive three stars. The next 22.5% receive two stars, and 10% receive one star.

Star ratings for the Fund's other classes of shares may vary and are available only for those classes with at least three years of performance history. Past performance is no guarantee of future results.

3 Morningstar Mutual Funds, January 5, 1998.

4 Ticker Magazine, March, 1998.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501



5 All performance figures cited in this letter are calculated without considering sales commissions. The total return for the Fund's Class A shares, including the maximum front-end sales charge of 4.75%, for the six month period ending March 31, 1998 was -1.59%. The average annual total returns for the Fund's Class A shares, including the maximum front-end sales charge of 4.75%, for the one and three year periods ended March 31, 1998 and for the period December 1, 1994 though March 31, 1998 (life of Class ) were 2.40%, 5.12% and 6.06%, respectively.

6 On March 31, 1997, the tax-exempt SEC 30 day yield on the Davis Tax-Free High Income Fund's Class A shares was 5.28%, which is equivalent to a taxable yield of 8.74% for investors in the top 39.6% federal tax bracket.

7 The Fund's portfolio securities as of March 31, 1998, including the securities discussed in this letter, are listed in the Schedule of Investments.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL                 (NOTE 1)
                  MUNICIPAL BONDS - (98.08%)
                ALABAMA - (1.18%)
$     150,000   Alabama Hsg. Fin. Auth., Sngl. Fam. Hsg. Rev. Bds. (MBIA Insured)
                  `82 Ser. A, 6.00%, 06/01/13................................................  $       107,195
      600,000   Anniston, AL, Reg'l Med. Ctr. Brd. Hosp. Rev. Ref. Bds. (Northeast
                  Alabama Reg'l Med. Ctr.) `86 Ser. A, 7.70%, 07/01/08.......................          607,458
    1,365,000   Birmingham Med. Ctr., Eastern Alabama Special Care Fac. Rev. Ref. Bds.
                  (MBIA Insured) , 7.25%, 07/01/15...........................................        1,376,084
      255,000   Houston Cnty., AL, (Southeast Alabama Med. Ctr. Prj.) (MBIA Insured),
                  7.625%, 04/01/07...........................................................          278,180
      115,000   Ozark, AL, Medical Clinic Brd. 1st Mtg. Rev. Bds. (United States Hlth. &
                  Hsg. Foundation, Inc. Prj.), 9.25%, 10/01/99...............................          120,313
    1,000,000    Prattville, AL, Ind. Dev. Brd. (Pollution Control Rev. Union Camp Corp.
                  Prj.), 5.875%, 03/01/08....................................................        1,004,130
      500,000   The Special Care Fac. Fin. Auth. of the City of Pell City, AL, 1st Mtg. Rev.
                  Bds. (The Village of Cook Springs, Inc. Prj.) Ser. '93-A, 8.50%, 07/01/18..          555,665
    1,000,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                  Rev. Bds. (Visionland Alabama Prj.) Ser. `96, 7.50%, 12/01/08..............        1,062,340
      500,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                  Rev. Bds. (Visionland Alabama Prj.) Ser. `96, 8.00%, 12/01/26..............          527,675
                                                                                               ---------------
                                                                                                     5,639,040
                                                                                               ---------------
                ALASKA - (0.11%)
      490,000   Alaska St. Hsg. Fin. Corp. Collateralized Home Mtg. Bds. - Ser. `89A-1,
                  7.625%, 12/01/13...........................................................          503,206
                                                                                                --------------
                ARIZONA - (1.86%)
      145,000   Chandler, AZ, Improvement Dist. No. 51, 7.875%, 01/01/99.....................          146,451
    1,275,000   City of Tolleson Muni Fin. Corp. Rev. Bds., Ser. of '85, 9.20%, 09/01/05.....        1,307,385
      230,000   Coconino & Mohave Cntys., AZ, Unified School Dist. No. 6, Cap.
                  Appreciation Ref. Bds., Zero Cpn., 07/01/02................................          192,195
      625,000   The IDA of the City of Casa Grande, AZ, Dev. Rev. Bds. (Five Points
                  Redevelopment Prj.), Sr. Bds., 8.25%, 12/01/15.............................          678,113
      500,000   The IDA of the City of Sierra Vista, 1st Mtg. Nursing Home Ref. Rev. Bds.
                   (Sierra Vista Medical Investors, Ltd. Prj.) Ser. '94A, 8.50%, 08/01/10....          530,150
    2,000,000   The IDA of the Cnty. of Apache, AZ, Ser. '98A, 5.85%, 03/01/26...............        2,022,180
    2,000,000   The IDA of the Cnty. of Apache, AZ, Ser. `98A, 5.85%, 03/01/28...............        2,022,180
       75,000   The IDA of the Cnty. of Pima, AZ, Sngl. Fam. Mtg. Rev. Bds. (GNMA
                  Mtg.-Backed Sec. Prg.) Ser. '88, 8.125%, 09/01/20..........................           77,505
   13,015,000   Phoenix, AZ, IDA Sngl. Fam. Mtg. Rev. Bds., Ser. '84, Zero Cpn.,
                  12/01/15...................................................................        1,917,240
                                                                                               ---------------
                                                                                                     8,893,399
                                                                                               ---------------
                ARKANSAS - (0.22%)
        5,000   Arkansas St. Dev. Fin. Auth., Sngl. Fam. Mtg. Rev. Bds., Conventional &
                  FHA-MBIA Insured, Ser. '85 A, 9.375%, 08/01/14.............................            5,124



                                       6

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                ARKANSAS - CONTINUED
$     500,000   Independence Cnty., AR, PCR, (Mississippi Pwr. & Lt. Co. Prj.) '82-A
                  Ser. B, 9.50%, 07/01/14...................................................   $       528,510
                                                                                               ---------------
      520,000   Jefferson Cnty, AR, Rev. Ref. Bds. (Entergy Ark, Inc. Prj.), 5.60%, 10/01/17.          524,675
                                                                                               ---------------
                                                                                                     1,058,309
                CALIFORNIA - (7.31%)
       66,000   California Educ. Fac. Auth. Rev. Bds. (Pooled Ref. Prg.) (MBIA Insured)
                  Ser. `86, 6.70%, 11/01/09..................................................           66,817
    3,655,000   California Hlth. Fac. Fin. Auth. Insured Hlth. Fac. Rev. Bds.
                  (Henry Mayo Newhall Memorial Hosp.) Ser. `88A, 8.00%, 10/01/18.............        3,795,352
      145,000   California Hlth. Fac. Auth. Hosp. Rev. Bds. (Rabobank Nederland)
                  Ser. B, 7.20%, 01/01/12....................................................          148,165
      370,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. (Victor Valley
                  Community Hosp.) '84 Ser. A, 9.875%, 07/01/12..............................          371,702
      825,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. FGIC Insured (Victor
                  Valley Community Hosp.) '84 Ser. A, 9.875%, 07/01/12.......................          849,750
      200,000   California Hsg. Fin. Agy. Rev. Bds., Cap. Appreciation Home Mtg.,
                  Ser. B, Zero Cpn., 02/01/99................................................          189,822
      200,000   California Hsg. Fin. Agy. Rev. Home Mtg Bds., Cap. Appreciation,
                  Ser. `87B, Zero Cpn., 08/01/99.............................................          183,212
      400,000   California Hsg. Fin. Agy. Rev. Home Mtg. Bds., Ser. `86B, (MBIA Insured),
                   6.90%, 08/01/16...........................................................          405,440
      190,000   California Hsg. Fin. Agy. Rev. Home Mtg. Bds., `91 Ser. C, 7.45%,
                  08/01/11...................................................................          193,564
      690,000   California Hsg. Fin. Agy. Rev. Insured Hsg. Bds., Ser. B, 8.625%, 08/01/15...          718,601
      600,000   California St. Veteran's Bds., 6.15%, 02/01/11...............................          612,942
      200,000   California St. Veteran's Bds., 6.20%, 02/01/12...............................          204,322
    2,500,000   California St. Veteran's Bds., 6.375%, 02/01/27..............................        2,554,350
      100,000   The City of Los Angeles, Multifam. Hsg. Ref. Rev. Bds., `91 Ser. A,
                  7.00%, 05/01/21............................................................          105,381
      825,000   City of Napa, CA, '92, Ind. Rev. Ref. Bds. (Napa Motel and Restaurant),
                  8.50%, 12/01/07............................................................          843,051
      250,000   Cnty. of Marin, Mtg. Rev. Bds., Ser. '84A (FHA Insured Mtg. Loan -
                  Marion Park Apts. Prj.), Zero Cpn., 04/01/01...............................          186,570
    1,000,000   Cnty. of Marin, Multifam. Hsg. Rev. Bds., Ser. '84B (Marion Park
                  Apts. Prj.), Zero Cpn., 04/01/07...........................................          409,630
    1,030,000   Covina, CA, Hosp. Rev. Bds. Ctfs. of Participation (Community Hlth. Svcs.
                  Inc.) Ser. `87, 7.00%, 03/01/17............................................        1,041,948
      100,000   Hsg. Auth. of the Cnty. of Santa Clara, Multifam. Hsg. Rev. Bds., Ser.
                  `85 C (Fannie Mae Prg./Amberwood Apts. Prj.), 9.375%/Adj., 10/01/07........          101,378
      335,000   Huntington Park, CA, Sngl. Fam. Mtg. Rev. Bds., Ser. '84A, 9.50%,
                  01/01/11...................................................................          357,214


                                       7

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                CALIFORNIA - CONTINUED
$   1,000,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/15.....................................  $       412,320
    1,480,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/16.....................................          579,242
    1,480,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/17.....................................          543,752
    1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/19.....................................          572,025
    1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/22.....................................          486,666
      120,000   Los Angeles, CA, Community Redevelopment Agy. Res. Mtg. Rev. Bds.,
                  '85 Ser. A, 8.875%, 05/01/18...............................................          129,262
      200,000   Los Angeles, CA, Community Redevelopment Agy. Bds., '87 Ser. G,
                  6.75%, 07/01/10............................................................          208,060
      455,000   Los Angeles, CA, Community Redevelopment Agy. Bds., '87 Ser. G,
                  6.75%, 07/01/10............................................................          474,374
      400,000   Los Angeles, CA, Dept. Wtr. & Pwr. Elec. Plant Rev. Bds., 3rd Issue,
                  5.30%, 10/15/12............................................................          400,680
      175,000   Los Angeles, CA, Multi. Fam. Rev. (FHA Insured Multi-Fam. Hsg. Mtg.
                  Rev. Bds.) Park Parthenia Prj., 7.30%, 07/20/11............................          179,855
       30,000   Los Angeles, CA, Reg'l Airports Improvement Corp. Lease Rev. Bds.
                  (Los Angeles West Terminal Fuel Corp.), 10.00%, 01/01/01...................           33,174
      435,000   M S R Pub. Pwr. Agy. CA Rev. Bds. (San Juan Prj.) Ser. '83 A, 6.00%,
                  07/01/22...................................................................          435,461
    6,250,000   Northern California Pwr. Agy. Pub. Pwr. Rev. Bds. (Hydroelec. Prj. #1)
                  Ser. '91 E, 7.15%, 07/01/24................................................        6,418,813
    1,390,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation Bds.,
                  Zero Cpn., 10/01/18........................................................          473,768
    1,580,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation Bds.,
                  Zero Cpn., 10/01/22........................................................          438,908
      850,000   Palomar Pomerado Hosp. Dist., CA, Rev. Ref. Bds., (MBIA Insured)
                  Ser. `89A, 7.25%, 11/02/08.................................................          883,558
      100,000   San Bernardino Assoc. Comm. Fin. Auth. Hlth. Care Ref. and Improvement
                  Certificates of Participation (Granada Hills Community Hosp. Prj.)
                  `97 Ser. A, 6.90%, 05/01/27................................................          110,664
    1,000,000   San Francisco, CA, Bay Area Rapid Tran. Dist. Sales Tax, Rev. Ref. Bds.,
                  4.75%, 07/01/23............................................................          937,060
      700,000   San Francisco, CA, City & Cnty. Multi. Fam. Hsg. Rev. Bds. (FHA
                  Insured - Aspen South Hill Apts.) Ser. C, 9.00%, 12/01/26..................          703,640
    3,910,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/16...................        1,440,874
    3,915,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/17...................        1,366,257


                                       8

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                CALIFORNIA - CONTINUED

$   3,910,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/18...................  $     1,292,216
      170,000   Santa Clara Cnty., CA, Mtg. Rev. Insured Multiplier Rev. Bds., (Terman
                  Apt. Prj.) Ser. `84 A, Zero Cpn., 10/01/99.................................          156,539
    1,400,000   Santa Maria, CA, Wtr. & Wastewtr. Certificates of Participation,
                  Ser. A, Zero Cpn., 08/01/27................................................        1,036,896
      745,000   South Pasadena, CA, Uni. School Dist. FGIC Insured, Ser. B, Zero Cpn.,
                  11/01/21...................................................................          217,317
      750,000   South Pasadena, CA, Uni. School Dist. FGIC Insured, Ser. B, Zero Cpn.,
                  11/01/22...................................................................          207,443
      440,000   Torrance, CA, Hosp. Rev. Bds. (Torrance Mem. Hosp.) Ser. `87, 6.75%,
                  01/01/12...................................................................          445,434
       90,000   Torrance, CA, Hosp. Rev. Ref. Bds. (Torrance Mem. Hosp.)(MBIA Insured)
                  Ser. `87, 6.75%, 01/01/12..................................................           91,107
      250,000   University, CA, Rev. Bds. (Faculty Residential Mtg.) Ser. `79, 7.20%,
                  09/01/12...................................................................          250,688
      500,000   Whisman, CA, School Dist. Cap. Appreciation, (MBIA Insured) Ser. B,
                  Zero Cpn., 08/01/16........................................................          194,740
      500,000   Whisman, CA, School Dist. Cap. Appreciation, (MBIA Insured) Ser. B,
                  Zero Cpn., 08/01/18........................................................          173,975
      750,000   Whisman, CA, School Dist. Cap. Appreciation, (MBIA Insured) Ser. B,
                  Zero Cpn., 08/01/19........................................................          246,218
                                                                                               ---------------
                                                                                                    34,880,197
                                                                                               ---------------
                COLORADO - (0.41%)
    1,450,000   Adams Cnty., CO, School Dist. No. 012 Cap. Appreciation, (MBIA Insured)
                  Ser. `95A, Zero Cpn., 12/15/12.............................................          692,404
    1,000,000   Colorado Hlth. Fac. Auth. Rev. Bds. (Sisters of Charity Leavenworth)
                  (MBIA Insured) , 5.125%, 12/01/18..........................................          983,040
      105,000   Colorado Hsg. Fin. Auth. Multi-Fam., Ser. `82B,  6.00%, 10/01/25.............           91,347
       30,000   Denver (City & Cnty.), CO, Sngl. Fam. Mtg. Rev. Bds., Ser. '85A,
                  Zero Cpn., 09/01/16........................................................            4,450
      100,000   Greeley, CO, Sales & Use Tax Rev. Ref. Bds. (MBIA Insured) Ser. `87,
                  6.00%, 02/01/99............................................................          100,757
      180,000   Hamilton Creek Metro Dist., Summit Cnty., CO, G.O., 11.25%, 12/01/04*........           93,600
                                                                                               ---------------
                                                                                                     1,965,598
                                                                                               ---------------
                CONNECTICUT - (0.34%)
      250,000   Connecticut Dev. Auth., Aquarium Prj. Rev. Bds. (Mystic Marine Life
                  Aquarium Prj. - `97 Series A), 6.875%, 12/01/17............................          266,990
      600,000   Connecticut Dev. Auth., Hlth. Care Rev. Bds. (Corp. for Independent Living
                  Prj.) Ser. '93B, 8.00%, 07/01/17...........................................          655,686




                                       9

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                CONNECTICUT - CONTINUED
$      40,000   Connecticut St. Hlth. & Educ. Facs. Auth. Rev. Bds. (Yale New Haven Hosp.)
                  Ser. `85B, 7.00%, 07/01/12.................................................  $        46,249
      645,000   Connecticut St. Res. Recovery Auth. Bds. (Bridgeport Resco Co., L.P. Prj.)
                  `85 Ser. B, 8.625%, 01/01/04...............................................          653,985
                                                                                               ---------------
                                                                                                     1,622,910
                                                                                               ---------------
                DELAWARE - (0.44%)
      830,000   Delaware Econ. Dev. Rev. Ref. Bds. (Supermarkets General Corp. Prj.)
                  Ser. '83, 10.875%, 12/01/03................................................          842,799
      200,000   Delaware St. Econ. Dev. Comm. Multi. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation & Def. Inc. Sec. (Chestnut Cross), 0%/9.75%, 07/20/20 (b).....          195,800
    1,000,000   Delaware St. Hlth. Fac. Auth. Rev. Ref. Bds. (Med. Ctr. Delaware) (MBIA
                  Insured) Ser. '89, 7.00%, 10/01/15.........................................        1,058,710
                                                                                               ---------------
                                                                                                     2,097,309
                                                                                               ---------------
                DISTRICT OF COLUMBIA - (0.25%)
      250,000   District of Columbia (Washington, D.C.) Rev. Bds. (The Howard University
                  Issue) Ser. A, 7.875%, 10/01/04............................................          256,395
    1,000,000   District of Columbia (Washington, D.C.) Rev. Ref. Bds. (Howard University)
                  (MBIA Insured) Ser. `98, 5.00%, 10/01/20...................................          958,310
                                                                                               ---------------
                                                                                                     1,214,705
                                                                                               ---------------
                FLORIDA - (7.14%)
   10,000,000   Broward Cnty., FL, Apt. Sys. Rev. Bds., Ser. `89B, 7.625%, 10/01/13..........       10,362,600
    1,080,000   Broward Cnty., FL, Hsg. Fin. Auth. Rev. Home Mtg., Ser. A, Cap.
                  Appreciation, Zero Cpn., 04/01/14..........................................          221,540
      435,000   Charlotte Cnty., FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. '87, 10.00%, 06/01/11.................................................          495,874
    5,215,000   City of Tampa, FL, Home Mtg. Rev. Bds., '83 Ser. A, Muni Multiplier
                  Bds., Zero Cpn., 10/01/14..................................................          939,795
    1,210,000   Dade Cnty., FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Miami Childrens)
                  (MBIA/FGIC Insured)  Ser. `87, 6.875%, 08/15/17............................        1,237,068
      690,000   Dade Cnty., FL, Special Hsg. Rev. Bds. (City of Miami Dev. - Indenture
                  VIII), Ser. A, 11.00%, 07/01/12............................................          701,633
      890,000   Dade Cnty., FL, Special Hsg. Rev. Bds. (City of Miami Dev. - Indenture
                  VIII), Ser. A, 12.00%, 07/01/12............................................          904,845
      170,000   Florida Hsg. Fin. Agy. Multifam. Bds. (Pickwick Apts.) Ser. `84A,
                  Zero Cpn., 01/01/07........................................................           96,152
      900,000   Florida Hsg. Fin. Agy. (Southlake Apartments Prj. - D), 8.10%, 10/01/02......          859,689
       35,000   Florida St. Board of Educ. Cap. Outlay Bds., Ser. `89B, 7.50%, 06/01/05......           37,586
    3,380,000   Florida St. Board of Educ. Cap. Outlay Pub. Ed. Bds., Ser. `97B, 6.50%,
                  06/01/00...................................................................        3,564,785
    1,000,000   Gulf Breeze, FL, Rev. Cap. Ref. Bds., (MBIA Insured)  Ser. '97 B, 4.50%,
                  10/01/27...................................................................          893,610


                                      10

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                FLORIDA - CONTINUED
$     105,000   Highlands Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. '91,
                  9.25%, 07/01/07............................................................  $       117,672
      500,000   Hillsborough Cnty. IDA 1st Mtg. Rev. Bds. (Tampa Bay Christian Ctr.,
                  Inc. - Alafia Village Prj.) Ser. `96, 8.75%, 10/01/26......................          522,185
      235,000   The Hsg. Fin. Auth. of Dade Cnty. (Florida) Collateralized Mtg. Rev. Bds.,
                  '84 Ser. H (Lihud Ltd. Apts. Prj.), 10.50%, 06/01/00.......................          236,175
      185,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89A (Methodist
                  Hosp. Prj.), 8.00%, 10/01/06...............................................          181,269
      460,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89A (Methodist
                  Hosp. Prj.), 8.00%, 10/01/15...............................................          450,611
      290,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89B (Methodist
                  Hosp. Prj.), 8.00%, 10/01/15...............................................          284,081
      200,000   Lee Cnty., FL, IDA Hlth. Care Fac. Rev. Bds., Ser. '97 (Cypress Cove),
                  5.875%, 10/01/27...........................................................          203,944
      280,000   Manatee Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds., Cap. Appreciation,
                  '83 Ser. A, Zero Cpn., 10/01/15............................................           46,052
       75,000   Marion Cnty., FL, IDR (Midland-Ross Corp. Prj.) Ser. '81, 11.875%,
                  08/01/11...................................................................           76,482
      375,000   Melbourne, FL, Wtr. & Swr. Rev. Red. Bds., Ser. `86C, 6.00%, 10/01/14........          378,956
    1,000,000   Miami, FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '88 (Mercy Hosp.),
                  8.125%, 08/01/11...........................................................        1,032,890
      345,000   Miami, FL, Special Obligation Bds. (MBIA Insured) `86 Ser. A, 7.375%,
                  07/01/06...................................................................          348,029
    4,320,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                  Ser. `97 C, Zero Cpn., 10/01/13............................................        1,952,424
    3,990,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                  Ser. `97 A, Zero Cpn., 10/01/24............................................          959,076
    7,500,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured) Ser. `97 B,
                  Zero Cpn., 10/01/32........................................................        1,145,775
    7,500,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured)  Ser. '97 B,
                  Zero Cpn., 10/01/33........................................................        1,083,375
      435,000   Orange Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. '91,
                  9.25%, 08/01/10............................................................          488,853
    1,655,000   Palm Beach Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation, Zero Cpn., 07/01/14..........................................          317,892
    1,440,000   Pasco Cnty., FL, Hsg. Fin Auth. Multifam. Rev. Ref. Bds., (Cypress Trail
                  Apts. Prj.) Ser. `97 B, 5.50%/Adj., 06/01/27...............................        1,498,925
      100,000   Pinellas Park, FL, Wtr. & Swr. Rev. Bds., Ser. `84 A, 10.00%, 10/01/02.......          103,062
      425,000   South Indian River Wtr. Control Dist., Sect. 15A Improvement Bds. (Egret
                  Landing - Phase I), 8.00%, 11/01/18........................................          470,348
    1,300,000   Tamarac, FL, IDR Bds., (Sun Belt Precision Prods. Inc.) Ser. `97,
                  6.50%, 08/01/17............................................................        1,333,397



                                      11

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)
                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                FLORIDA - CONTINUED
$    470,000    Winter Garden, FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. '91, 8.75%, 07/01/12..................................................  $       530,174
                                                                                               ---------------
                                                                                                    34,076,824
                                                                                               ---------------
                GEORGIA - (0.66%)
     300,000    Douglas Cnty., GA, School Dist. Bds., Unlimited G.O., Ser. `86, 6.85%,
                  01/01/03...................................................................          303,714
     200,000    Gainesville Redevelopment Auth., 1st Mtg. Rev. Bds. (Autumn Breeze
                  Personal Care Home, Inc. Prj.) Ser. `96A, 8.00%, 04/01/26..................          215,630
     575,000    The Hsg. Auth. of Columbus, GA, Multifamily Hsg. Rev. Bds. (Columbus
                  Gardens Elderly Hsg. Prj.) Ser. '94, 8.25%, 01/01/24.......................          636,979
     200,000    Liberty Cnty., IDA, Ind. Rev. Ref. Bds., Ser. `92 (LeConte Properties,
                  Inc. Prj.), 7.875%, 12/01/14...............................................          217,972
     750,000    Macon Cnty., GA, Hosp. Ref. Rev. Bds. (Flint River Comm.
                  Hospital - Paracelsus Healthcare Corp. Prj.) Ser. '91, 9.00%, 03/01/11.....          759,473
   1,000,000    Savannah, GA, Econ. Dev. Auth. Rev. Bds. (First Mtg.-Coastal Care)
                  Ser. `97 A, 7.75%, 09/01/27................................................        1,028,200
                                                                                               ---------------
                                                                                                     3,161,968
                                                                                               ---------------
                HAWAII - (0.77%)
     220,000    Dept. of Transportation of the State of HI, Special Fac. Rev. Bds., Ser. `90
                  (Continental Airlines, Inc.), 9.60%, 06/01/08..............................          243,848
     200,000    Hawaii St., Ser. `97-CN (FGIC Insured), 5.25%, 03/01/17......................          201,312
   3,000,000    Honolulu, HI, (City & Cnty.) Multifamily Rev. Hsg. (Waipahu Towers Prj.)
                  Ser. '95, 6.90%, 06/20/35..................................................        3,219,450
                                                                                               ---------------
                                                                                                     3,664,610
                                                                                               ---------------
               ILLINOIS - (4.10%)
   2,650,000    Chicago, IL, Prj. & Ref. (FGIC Insured) Ser. `98, 5.25%, 01/01/28............        2,614,411
     750,000    Chicago, IL, Wtr. Rev. Bds., Ser. `97, 4.00%, 11/01/98.......................          751,395
     140,000    Cnty. of Cook, IL, Sngl. Mtg. Rev. Bds., '83 Ser. A, Zero Cpn., 07/01/15.....           22,330
     965,000    Illinois Dev. Fin. Auth. Hosp. Rev. Ref. Bds. (Sisters of St. Francis Hlth.
                  Ser.) Ser. B '97, 5.25%, 11/01/17..........................................          961,449
     450,000    Illinois Educ. Fac. Auth. Rev. Ref. Bds. (Illinois Institute of Technology)
                  Ser. A '87, 8.75%, 06/01/15................................................          460,764
     100,000    Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Advocate Hlth. Care) `96 Ser. A,
                  4.70%, 08/15/01............................................................          101,364
   2,230,000    Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Ancilla Sys. Inc.) (MBIA Insured)
                  `97 Ser. A, 5.25%, 07/01/16................................................        2,229,799
     155,000    Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Graham Hosp. Assoc.) Ser. '87,
                  7.375%, 07/01/11...........................................................          156,322
   1,000,000    Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Mem. Hlth. Sys.) (MBIA Insured)
                  Ser. `97, 5.25%, 10/01/18..................................................          992,560
     500,000    Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Rockford Hlth. Sys.) Ser. 97,
                  5.125%, 08/15/15...........................................................          493,465


                                      12

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                ILLINOIS - CONTINUED
$  8,897,526    Illinois Hsg. Dev. Auth., Multi-Fam. Hsg. Rev. Bds., Cap. Appreciation,
                  Ser. `83A, Zero Cpn., 07/01/25.............................................  $       624,647
     300,000    St. Clair Cnty., IL, Certificates of Participation Bds., Ser. `97 A, 5.30%,
                  10/01/12...................................................................          304,182
   1,000,000    St. Clair Cnty., IL, Pub. Bldg., Community Bldg. Rev. Bds., 8.00%,
                  12/01/05...................................................................        1,049,170
     890,000    State of Illinois Civic Ctr. Bds. (Dedicated Tax Rev. Bds.) Ser. `91,
                  9.15%, 12/15/99............................................................          911,520
   1,680,000    Urbana, IL, Econ. Dec. Rev. Bds. (Kroger Co. Prj.), 11.50%, 03/01/07.........        1,746,024
   3,000,000    Village of Robbins, Cook Cnty., IL, Res. Recovery Rev. Bds. (Robbins
                  Res. Recovery Partners, L.P. Prj.), 8.375%, 10/15/16.......................        3,135,720
   1,000,000    Village of Robbins, Cook Cnty., IL, Res. Recovery Rev. Ref. Bds., Ser. `97
                  (Robbins Res. Recovery Partners, L.P. Prj.), 4.90%/Adj., 10/15/17..........        1,009,900
     151,000    Village of Sauget, IL, IDR Bds. (The Pillsbury Co. Prj.) Ser. '80, 8.375%,
                  05/01/05...................................................................          151,394
     550,000    Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. '97A,
                   7.75%, 10/01/22...........................................................          576,527
     500,000    Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. '95A,
                  8.375%, 07/01/25...........................................................          534,800
   1,000,000    Village of Wataga, IL, 1st Mtg. Hlth. Fac. Rev. Bds. (First Humanics Corp.
                  - Galesburg, IL Prj.) Ser. '86, 10.00%, 09/01/16*..........................          770,000
                                                                                               ---------------
                                                                                                    19,597,743
                                                                                               ---------------
                INDIANA - (1.84%)
      485,000   Carmel, IN, Retirement Rental Hsg. Rev. Ref. Bds. (Beverly Enterprises -
                  Indiana, Inc. Prj.) Ser. '92, 8.75%, 12/01/08..............................          550,591
      234,183   Elwood, IN, Econ. Dev. Rev. (K-Mart Co. - S. S. Kresge Co. Prj.), 8.50%,
                  10/15/00...................................................................          234,738
      175,000   Greencastle, IN, Multifamily Rev. (FNMA Insured Multi-Fam. Hsg. Mtg.
                  Rev. Bds.) Pedcor Invest. VH LP Prj., Ser. '91, 7.125%, 11/01/06...........          183,792
      960,000   Indiana Bond Bank, Ser. '88 B Bds., 8.50%, 02/01/18..........................          993,274
      835,000   Indiana Bond Bank, Ser. '88 C Bds., 8.125%, 02/01/17.........................          862,922
      515,000   Indiana Bond Bank, Special Program Bds., Ser. '87 A, 8.70%, 02/01/13.........          528,333
    1,000,000   Indiana Hlth. Fin. Auth. Hosp. Fac. Rev. Bds. (Community Hosp. Prj.)
                  Ser. `91, (MBIA Insured), 6.85%, 07/01/22..................................        1,102,350
      785,000   Indiana Hlth. Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Floyd Mem. Hosp. &
                  Hlth. Svc.) Ser. `98, 5.25%, 02/15/18......................................          768,837
      500,000   Indiana Mun. Pwr. Agy. Pwr. Supply Rev. Ref. Bds., Ser. `86A, 5.75%,
                  01/01/18...................................................................          500,875
       85,000   Indianapolis, IN, Econ. Dev. (GNMA Coll. - Bethany Indpt. Care), 9.15%,
                  08/20/16...................................................................           88,973
      560,000   Madison Cnty., IN, Hosp. Auth. Hosp. Rev. Ref. Bds. (Community Hosp.
                  Of Anderson), 8.00%, 01/01/14..............................................          572,970



                                      13

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                INDIANA - CONTINUED
$   1,025,000   Marion Cnty., IN, Convention & Recreational Fac. Rev. Bds. (MBIA Insured),
                  Ser. A, Zero Cpn., 06/01/13................................................  $       471,223
    2,000,000   Tipton, IN, Comm. School Bldg. Corp. 1st Mtg. Rev. Bds., Ser. `98,
                  5.00%, 07/15/20............................................................        1,937,160
                                                                                               ---------------
                                                                                                     8,796,038
                                                                                               ---------------
                IOWA - (0.57%)
      244,806   Creston, IA, IDR (S.S. Kresge Co. - K-Mart Inc.), 8.50%, 08/01/00............          245,352
    1,500,000   Iowa Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Iowa Hlth. Sys.), Ser. A,
                  (MBIA Insured), 5.125%, 07/01/20...........................................        1,452,480
      500,000   Iowa Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Iowa Hlth. Sys.), Ser. A,
                  (MBIA Insured), 5.125%, 07/01/28...........................................          480,425
      315,000   Salix, IA, PCR Bds., (Iowa-Illinois Gas & Elec. Prj.), 5.75%, 06/01/03.......          315,649
      230,000   Woodbury Cnty., IA, Hosp. Fac. Rev. Bds. (St. Luke Reg. Med. Ctr Prj.),
                  Ser.97, (MBIA Insured), 6.875%, 07/01/07...................................          234,878
                                                                                               ---------------
                                                                                                     2,728,784
                                                                                               ---------------
                KANSAS - (0.37%)
      500,000   Johnson Cnty., KS, Unified School Dist. No. 229, Rev. Ref. Bds.,
                  (FGIC Insured) Ser. '97, 7.10%, 03/01/99...................................          506,800
      765,000   Kansas City, KS, Crawford Cnty., Tax-Exempt Muni Multiplier Rev. Bds.,
                  Zero Cpn., 04/01/16........................................................          112,945
      250,000   Kansas City, KS, Dev. Fin Auth. Rev. Bds. MBIA Insured (Sisters of Charity
                  Leavenworth) Ser. `98, 5.125%, 12/01/18....................................          247,033
      205,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.80%, 10/01/99.................          209,924
      305,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.90%, 04/01/00.................          312,351
      325,000   Saline Cnty., KS, Sngl. Fam. Mtg. Rev. Cap. Accumulator Bds.,
                  Ser. '82 A, Zero Cpn., 11/01/14............................................           53,505
      300,000   Topeka, KS, Ser. '87 A, 7.00%, 08/01/98......................................          303,150
                                                                                               ---------------
                                                                                                     1,745,708
                                                                                               ---------------
                KENTUCKY - (2.64%)
      155,000   Cntys. of Jefferson, Oldham and Bullitt, KY, Home Mtg. Rev. Bds, Ser. '84,
                  10.75%, 11/01/14...........................................................          163,812
    1,800,000   Elizabethtown, KY, IDR Bds. (Colt Industries Inc.), 9.875%, 10/01/10.........        1,843,848
      250,000   Floyd, KY, Gas Sys. Rev. Ref. Bds., Ser. '91A, 8.00%, 09/01/12...............          280,605
      200,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Bds. Lease - Ser. B, Zero Cpn.,
                  08/15/07...................................................................          102,728
      550,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Muni Multi Lease Ref. Bds. -
                  Ser. A `87, Zero Cpn., 08/15/14............................................          180,565
      320,000   Jefferson Cnty., KY, Econ. Dev. Rev. Bds. (Bellarmine College Prj.),
                  Zero Cpn., 05/01/14........................................................           73,542
    1,720,000   Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds., Ser. `85 A,
                  6.00%, 07/01/09............................................................        1,722,821



                                      14

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                KENTUCKY - CONTINUED
$    395,000    Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds. (FGIC Insured),
                   Ser. `85 A, 6.00%, 07/01/09...............................................  $       395,723
   7,185,000    Louisville & Jefferson Cnty., KY, Riverport Auth. Mtg. Rev. Bds.,
                  Ser. '86, 7.875%, 05/15/16.................................................        7,293,422
     175,000    Morehead, KY, Ind. Bldg. Rev. Bds. (Emerson Elec.) Ser. `76, 6.30%,
                  04/01/01...................................................................          179,435
     750,000    Owensboro, KY, Elec. Light & Pwr. Rev. Bds., Ser. B, Zero Cpn.,
                  01/01/09...................................................................          259,943
     325,000    Owensboro, KY, Elec. Light & Pwr. Rev. Bds., Ser. B, Zero Cpn.,
                  01/01/09...................................................................          113,233
                                                                                               ---------------
                                                                                                    12,609,677
                                                                                               ---------------
                LOUISIANA - (1.77%)
     435,000    Bossier City, LA, Rev. Ref. Bds. Ser. `87, 7.85%, 01/01/04...................          445,109
     115,000    Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap. Appreciation, Zero Cpn.,
                  09/01/02...................................................................           73,737
     115,000    Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap. Appreciation, Zero Cpn.,
                  03/01/03...................................................................           69,775
   1,000,000    Lake Charles Non-Profit Hsg. Dev. Corp. Mtg. Rev. Ref. Bds., Ser. '90A
                  and Ser. '90B, 7.875%, 02/15/25............................................        1,006,600
     720,000    Louisiana Pub. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '93 (Gen. Hlth., Inc.
                  Prj.) (MBIA Insured), Ser. '89 A, 6.50%, 11/01/14..........................          744,696
   1,350,000    Louisiana Pub. Fac. Auth. Rev. Bds., Ser. `88 (CP Prog. Hlth. & Ed. Cap.
                  Facs.), 7.90%, 11/01/15....................................................        1,410,021
   1,500,000    Louisiana Pub. Fac. Auth. Rev. Ref. Bds., Ser. '93 (Schwegmann Westside
                  Expressway, Inc. Prj.), 8.00%, 10/01/09....................................        1,644,555
      25,000    Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Variable Rate
                  Demand Bds., (Statewide Prg.) Ser. '84B, 8.125%, 12/01/99..................           26,000
     350,000    Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Variable Rate
                  Demand Bds., (Statewide Prg.) Ser. '84C, 8.125%, 12/01/99..................          364,000
     370,000    New Orleans, LA, Hsg. Dev. Corp. First Lien Rev. Bds. (Tulane Ave. Prj.)
                  Ser. `79, 7.875%, 06/01/10.................................................          370,881
   1,725,000    Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                  LA, Ser. '86A, 7.00%, 02/01/08.............................................        1,787,997
     250,000    Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                  LA, Ser. '86A, 7.00%, 02/01/08.............................................          266,465
     250,000    Terrebonne Parish, LA, Hosp. Ser. Dist. No. 1 Hosp. Rev. Ref. Bds.
                  (Terrebonne Gen. Med. Ctr. Prj.) Ser. `88, 7.50%, 04/01/15.................          255,688
                                                                                               ---------------
                                                                                                     8,465,524
                                                                                               ---------------
                MAINE - (0.38%)
   1,765,000    Maine Hlth. & Higher Educ. Fac., Hosp. Rev. Ref. Bds. (Eastern Maine
                  Med. Ctr.) Ser. '85, 9.10%, 10/01/12.......................................        1,809,566
                                                                                               ---------------



                                      15

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                MARYLAND - (0.89%)
$     700,000   Allegany Cnty., MD, IDR Bds. (Moran Manor Care Ctr.) Ser. `84,
                  12.45%, 02/01/27...........................................................  $       862,722
       10,000   Hsg. Auth. of Prince George's Cnty. (Maryland) GNMA Collateralized Sngl.
                  Fam. Mtg. Rev. Bds., '89 Ser. A, 8.10%, 10/01/20...........................           10,742
    1,000,000   Maryland St. Hlth. & Higher Educ. Facs. Auth. Rev. Bds., Ser. '97
                  (Charity Oblig. Group), 4.60%, 11/01/26....................................        1,009,280
      485,000   Montgomery Cnty., MD, Econ. Dev. Rev. Bds. (Brink Reservoir Fac.)
                  Ser. `84, 10.375%, 12/15/14................................................          498,468
    1,770,000   Upper Potomac River Comm., MD, PCR Bds., Westvaco Corp. Prj.,
                  9.125%, 08/01/15...........................................................        1,854,075
                                                                                               ---------------
                                                                                                     4,235,287
                                                                                               ---------------
               MASSACHUSETTS - (5.00%)
      250,000   Lawrence, MA, IDR Bds., (New Balance Realty Trust Prj.), 10.00%,
                  10/01/03...................................................................          251,020
      105,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue C, Ser. '85A,
                  7.875%, 06/01/03...........................................................          106,962
      225,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue D, Ser. '89A,
                  7.65%, 01/01/07............................................................          233,442
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/03............................................          125,434
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/04............................................          125,434
    1,000,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds., St. Anne's Hosp.
                  Issue, Ser. A, 9.375%, 07/01/14............................................        1,003,480
      450,000   Massachusetts State G.O., 10.50%, 08/01/03...................................          456,948
      240,000   Massachusetts State G.O., 9.75%, 09/01/03....................................          242,362
    2,000,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Ref. Bds.
                  (Care Group Issue) (MBIA Insured) Ser. A, 4.75%, 07/01/20..................        1,862,060
      250,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds. (Catholic
                  Hlth. East) Ser. B, 5.00%, 11/15/28........................................          238,323
    1,000,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Milford-Whitinsville Regional), 5.375%, 07/15/28..........................          981,140
    1,390,000   Massachusetts State Hsg. Fin. Agy. Multi Fam. Hsg. Rev. Bds.
                  (MBIA Insured) Ser. `97A, 9.50%, 07/01/12..................................        1,510,277
      420,000   Massachusetts State Hsg. Fin. Agy. Sngl. Fam. Hsg. Rev. Bds.
                  Ser. 4, 7.375%, 06/01/14...................................................          428,812
      205,000   Massachusetts State Hsg. Fin. Agy. Sngl. Fam. Hsg. Rev. Bds.
                  (MBIA Insured) Ser. 4, 7.375%, 06/01/14....................................          208,651
    3,000,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (Harvard Cmnty. Hlth.)
                  Ser. `88B, 8.125%, 10/01/17................................................        3,116,130
    1,170,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (Harvard Cmnty.)
                  (MBIA Insured) Ser. `88, 8.125%, 10/01/17..................................        1,217,490



                                      16

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                MASSACHUSETTS - CONTINUED
$     965,000   Massachusetts State, Ind. Fin. Agy., Rev. Bds., (Provider Lease Program)
                  Ser. `89A, 8.75%, 07/15/09.................................................  $       998,331
    1,500,000   Massachusetts State, Ind. Fin. Agy., Rev. Bds., Ser. `94, 7.75%, 04/01/19....        1,561,425
    3,000,000   Massachusetts State, Wtr. Res. Auth. Gen., Rev. Bds., Ser. A, 4.75%,
                  08/01/27...................................................................        2,751,300
    5,000,000   Massachusetts State, Wtr. Res. Auth. Gen., Rev. Bds., Ser. A, 4.75%,
                  08/01/27...................................................................        4,648,750
    2,000,000   Massachusetts State, Wtr. Res. Auth. Gen., Rev. Ref. Bds., Ser. B, 4.50%,
                  08/01/22...................................................................        1,802,740
                                                                                               ---------------
                                                                                                    23,870,511
                                                                                               ---------------
                MICHIGAN - (4.02%)
    1,000,000   Chippewa Valley, MI, Schools Rev. Ref. Bds., 4.75%, 05/01/23.................          934,640
      100,000   Cnty. of Oakland, State of Michigan Bds., Clinton-Oakland Sys., Paint
                  Creek Inceptor Sewage Disposal Bds., 7.00%, 05/01/01.......................          102,255
    1,090,000   The Econ. Dev. Corp. of the City of Westland, MI, Contract Sec'd. Rev. Bds.
                  (Weyerhauser Co. Contract Rev.), 9.80%, 12/01/00...........................        1,098,448
      580,000   Kentwood, MI, Econ. Dev. Corp. Rev. Bds. (Hanover-Kent, Inc. - K-Mart
                  Corp.), 7.85%, 09/01/01....................................................          584,077
      570,000   Michigan Muni Bd. Auth. Local Gov't Loan Prg. Rev. Ref. Bds.,
                  Ser. `92 A, 8.625%, 11/01/16...............................................          583,572
    1,000,000   Michigan State Bldg. Auth. Rev. Bds. (Facs. Prog.) `97 Ser. IIA, 5.00%,
                  10/15/14...................................................................          984,510
    1,000,000   Michigan State Hosp. Fin. Auth. Rev. Ref. Bds. (Genesys Regl. Med.)
                  Ser. `98, 5.50%, 10/01/18..................................................          990,900
      500,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Environmental Impt. Bds.,
                  Crown- Ser. `97 A, 6.50%, 08/01/21.........................................          520,500
      340,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Environmental Impt. Bds,
                  Crown- Ser. `97 B, 6.25%, 08/01/12.........................................          350,268
      600,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (NSF International Prj.)
                  Ser. `97A, 5.75%, 08/01/19.................................................          622,410
      975,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (St. John-Bon Secours
                  Cont. Care) Ser. `87, 7.90%, 11/15/16......................................          997,357
    9,745,000   Monroe Cnty., MI, Poll. Ctl. Rev. Bds. (Detroit EDSN Prj.) Ser. '89 I,
                  7.50%, 09/01/19............................................................       10,448,492
      200,000   Munising, MI, Pub. Schools, Alger & Schoolcraft Cntys. Rev. Bds., Ser. `89,
                  7.05%, 05/01/99............................................................          201,536
      250,000   Muskegon, MI, Hosp. Fin. Auth. Rev. Bds. (Hackley Hosp.) Ser. `88 A,
                  8.00%, 02/01/08............................................................          255,720
      180,000   River Dist., MI, Community Hosp. Auth. Hosp. Rev. Ref. Bds., Ser. `89,
                  7.20%, 05/01/99............................................................          182,120
      100,000   River Dist., MI, Community Hosp. Auth. Hosp. Rev. Ref. Bds., Ser. `89,
                  7.40%, 05/01/01............................................................          101,180



                                      17

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                MICHIGAN - CONTINUED
$     210,000   University, MI, Univ. Rev. Ref. Bds. (Student Fee) Ser. `87, 6.00%,
                  04/01/09...................................................................  $       212,379
                                                                                               ---------------
                                                                                                    19,170,364
                                                                                               ---------------
                MINNESOTA - (0.65%)
      880,000   Blaine, MN, IDR (Consolidated Freightways Del. Prj.) `79 Ser. B,
                  7.25%, 01/01/04............................................................          885,298
      100,000   Hugo, MN, Bank Rev. Bds., Ser. `88A, 7.50%, 03/01/04.........................          101,600
      100,000   Hutchinson, MN, Bank Rev. Bds., Ser. `90, 6.70%, 02/01/01....................          100,790
      320,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (River Bluff Prj.),
                  11.375%, 06/01/09..........................................................          329,434
      260,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (West Bank
                  Homes Prj.), 11.75%, 10/01/08..............................................          272,719
      185,000   Minnesota St. Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., `86 Ser. B,
                  7.25%, 07/01/16............................................................          188,071
      365,000   Minnesota St. Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., `87 Ser. D,
                  8.15%, 07/01/14............................................................          373,333
       10,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/01..................................           10,291
       15,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/02..................................           15,436
      250,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/14..................................          257,365
        5,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/01................................................            5,141
       10,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/02................................................           10,283
      235,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/14................................................          241,730
      200,000   Spring Lake Park, Mn, Independent School Dist. No. 016 Rev. Bds.,
                  6.10%, 04/01/02............................................................          200,000
      100,000   University, MN, Rev. Ref. Bds., `86 Ser. A, 6.00%, 02/01/11..................           98,934
                                                                                               ---------------
                                                                                                     3,090,425
                                                                                               ---------------
                MISSISSIPPI - (1.91%)
    1,500,000   Amory, MS, Dock & Wharf Rev. Bds. (Weyerhauser Co. Prj.), 9.50%,
                  09/01/00...................................................................        1,530,000
    2,685,000   Claiborne Cnty., MS, PCR (Middle South Energy, Inc. Prj.) Ser. C,
                  9.875%, 12/01/14...........................................................        2,849,752
    1,815,000   Clarksdale, MS, Ind. Rev. Bds. (Bah Pptys./Archer-Daniel's), 11.75%,
                  06/01/11...................................................................        1,833,350
    8,815,000   Mississippi Home Corp. Residual Rev. Bds., Cap. Appreciation, Ser. I '92,
                  Zero Cpn., 09/15/16........................................................        2,923,759
                                                                                               ---------------
                                                                                                     9,136,861
                                                                                               ---------------



                                      18

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                MISSOURI - (0.95%)
$     150,000   The IDA of the City Of Kansas City, MO, Econ. Dev. Rev. Ref. Bds.
                  (Encore Nursing Ctr. Partners, Ltd.-85 Prj.) Ser. '92, 8.00%, 12/01/02.....  $       161,310
      250,000   The IDA of the City Of West Plains, MO, IDR Ref. Bds. (Beatrice Cos., Inc.
                  Prj.) Ser. '84, 8.75%, 08/01/07............................................          250,555
    1,000,000   Independence, MO, Elec. Util. Rev. Ref. Bds., `89 Ser. A & B,
                  7.10%, 06/01/04............................................................        1,021,650
      435,000   Little Blue Valley Swr. Dist., MO, Rev. Ref. Bds. (Ambac Insured)
                  Ser. `85, 8.60%, 10/01/00..................................................          436,705
      210,000   Missouri Hsg. Dev. Commission, Hsg. Dev. Bds. (Federally Insured Mtg.
                  Loans) Ser. July 1, 1975, 8.00%, 07/01/17..................................          212,663
      555,000   Missouri School Bds. Association Ctfs. (Partner Pool) Ser. A, 7.375%,
                  03/01/06...................................................................          568,620
    1,200,000   Missouri St. Hlth. & Educ. Fac. Auth. Rev. Bds. (St. Louis Univ.) Ser. `87A,
                  7.75%, 06/01/07............................................................        1,219,656
      285,000   Missouri St. Hlth. & Educ. Fac. Auth. Rev. Ref. Bds., (St. Louis Univ.)
                  `87 Ser. A, 7.875%, 06/01/12...............................................          289,700
      730,000   Missouri St. Hsg. Dev. Comm. Mtg. Rev. Ref. Bds., `91 Ser. B, Zero Cpn.,
                  09/01/12...................................................................          290,489
       80,000   St. Louis Cnty., MO, Sngl. Fam. Mtg. Rev. Bds., 9.25%, 10/01/16..............           85,220
                                                                                               ---------------
                                                                                                     4,536,568
                                                                                               ---------------

                MONTANA - (2.05%)
    4,900,000   Forsyth, MT, Pollution Control Rev. Ref Bds., (Washington Wtr. Pwr. Prj.)
                  Ser.'89 (MBIA Insured), 7.125%, 12/01/13...................................        5,216,001
       30,000   Montana Brd. Of Hsg., Sngl. Fam. Prg. Bds., '85 Ser. A (Federally Insured
                  or Gtd. Mtg. Loans), 0%/9.75%, 06/01/13 (b)................................           30,357
    3,250,000   Montana St. Brd. Invt. Workers Comp. Prog. Rev. Bds. MBIA Insured
                  Ser. `91, 6.875%, 06/01/20.................................................        3,567,394
    1,000,000   Montana St. Hlth. Fac. Auth. Rev. Bds. (Sisters of Charity Leavenworth)
                  Ser. '98 (MBIA Insured), 5.125%, 12/01/18..................................          989,370
                                                                                               ---------------
                                                                                                     9,803,122
                                                                                               ---------------
               NEBRASKA - (0.02%)
      315,000  Nebraska Higher Educ. Loan Prg. Capital Appreciation Rev. Bds.,
                  Ser. `89 A, Zero Cpn., 12/15/15............................................          108,839
                                                                                               ---------------

                NEVADA - (0.82%)
    1,250,000   Clark Cnty., NV, IDR (Nevada  Pwr. Co. Proj.) Ser. `97A, 5.90%,
                  11/01/32...................................................................        1,275,300
    2,000,000   Clark Cnty., NV, Pollution Ctl. Rev. Ref. Bds. (Nevada Pwr. Co. Prj.)
                  Ser. `98D, 5.45%, 10/01/23.................................................        2,000,000
      500,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.40%, 09/01/01..............          516,635
      105,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.50%, 09/01/05..............          111,461
                                                                                               ---------------
                                                                                                     3,903,396
                                                                                               ---------------


                                      19

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                NEW HAMPSHIRE - (2.20%)
$   2,000,000   Hudson, NH, Rev. Ref. Bds., 5.25%, 03/15/28..................................  $     1,982,940
      350,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (Franklin
                  Pierce College) Ser. '98, 5.25%, 10/01/18..................................          346,105
    1,000,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (Franklin
                  Pierce College) Ser. '98, 5.30%, 10/01/28..................................          985,130
      500,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (NH Catholic
                  Charities Issue) Ser. '91, 8.40%, 08/01/11.................................          577,700
    3,950,000   New Hampshire St. IDA Rev. Bds. (Pollution Ctl.-Connecticut Lt. Prj.)
                  Ser.'89, 7.375%, 12/01/19..................................................        4,217,139
    2,225,000   New Hampshire St. IDA PCR Ref. Bds. (Pub. Svc. Co. Of New Hampshire
                  Prj.) `91 Ser. C, 7.65%, 05/01/21..........................................        2,377,168
                                                                                               ---------------
                                                                                                    10,486,182
                                                                                               ---------------

                NEW JERSEY - (3.20%)
      200,000   Essex Cnty., NJ, Improvement Auth. Rev. Bds., (Sr. Citizens Hsg.-FHA-
                  Jewish Fed. Prj.) Ser.'87, 7.75%, 03/01/09.................................          201,930
       50,000   New Jersey Econ. Dev. Auth., Econ. Dev. Bds. (Polymeric Resources Corp.
                  Prj. - '94 Ser.), 9.00%, 12/01/19..........................................           54,326
    1,000,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Ref. Bds. (Holt Hauling &
                  Warehousing) Ser. G, 8.40%, 12/15/15.......................................        1,103,770
    1,350,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Bds. (Borg-Warner - Baker
                  Protective Svcs. Prj.) Ser. '83, 9.95%, 12/01/03...........................        1,373,706
      235,000   New Jersey Econ. Dev. Auth., Econ. Dev. Sr. Rev. Bds. (Lakewood of
                  Voorhees FHA Insured Prj.) Ser. A, 8.875%, 01/15/20........................          265,632
      350,000   New Jersey Econ. Dev. Auth., 1st Mtg. Rev. Bds. (Franciscan Oaks Prj.)
                  Ser. '97, 5.60%, 10/01/12..................................................          351,089
      250,000   New Jersey Econ. Dev. Auth., 1st Mtg. Rev. Bds. (Franciscan Oaks Prj.)
                  Ser. '97, 5.75%, 10/01/23..................................................          252,700
    1,000,000   New Jersey Econ. Dev. Auth., 1st Mtg. Rev. Ref. Bds. (Keswick Pines)
                  Ser. '98, 5.70%, 01/01/18..................................................          999,430
    1,000,000   New Jersey Econ. Dev. Auth.  Ind. & Econ. Dev. Rev. Bds. (Owens-Ill Inc.
                  Vineland Prj.), 5.85%, 09/01/07............................................        1,000,130
       80,000   New Jersey Econ. Dev. Auth., Mtg. Rev. Ref. Bds. (Geriatric And Medical
                  Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/98................................           80,898
    1,000,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Ref. Bds. (Cathedral Hlth. Svcs.)
                  (MBIA Insured) Ser. `98, 5.20%, 08/01/15...................................          994,730
      250,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Ref. Bds. (Christian Hlth. Care
                  Ctr.) Ser. `97A, 5.50%, 07/01/18...........................................          251,960
      500,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Ref. Bds. (Community Med.
                  Ctr./Kimball Etc. FSA) Ser. `98, 4.75%, 07/01/19...........................          473,075
    1,000,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Bds. (Intercare Hlth. Sys./
                  JFK Ctr.) Ser. `88, 7.50%, 07/01/07........................................        1,028,150
    1,740,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Bds. (Rahway Hosp. Issue B)
                  Ser. `88, 7.75%, 07/01/14..................................................        1,785,344


                                      20

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                NEW JERSEY - CONTINUED
$   5,000,000   New Jersey St. Trans. Tr. Fd. Auth. Rev. Bds. (Trans. Sys.) Ser. `97 A,
                  4.50%, 06/15/99............................................................  $     5,043,500
                                                                                               ---------------
                                                                                                    15,260,370
                                                                                               ---------------
                NEW MEXICO - (0.11%)
      120,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                  Foundation Prj.), 12.00%, 03/01/11.........................................          120,769
       20,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                  Foundation Prj.) Ser. `83A, 10.25%, 03/01/11...............................           20,497
      355,000   Espanola, NM, Hosp. Sys. Rev. Ref. Bds. (Southwest Cmnty. Hlth Svcs.)
                  `85 Ser. A (MBIA Insured), 8.70%, 08/01/98.................................          360,840
       30,000   New Mexico Mtg. Fin. Auth. Sngl. Fam. Mtg. Prg. Rev. Bds., 7.00%,
                  07/01/14...................................................................           20,625
                                                                                               ---------------
                                                                                                       522,731
                                                                                               ---------------
                NEW YORK - (11.98%)
    1,400,000   Amherst, NY, Ind'l Dev. Agy. Auth. Bds. (Lease Rev. Mult. Surface Rink
                  Complex) Ser. `97, 5.55%, 10/01/17.........................................        1,427,440
      300,000   Battery Park City Auth., POD III Hsg. Rev. Bds., Ser. '84 (FHA-Insured
                  Mtg.), 10.00%, 06/01/23....................................................          311,580
    2,505,000   Clifton Park, NY, IDA IDR Bds. (Caldor Inc. Prj.) Ser. A, 11.25%,
                  12/01/12...................................................................        2,548,863
    1,000,000   Monroe Cnty., NY, Wtr. Auth. Rev. Ref. Bds., Ser. `97, 5.00%, 08/01/19.......          975,590
      200,000   New York City, Ser. `86 B, FGIC Insured Bds., 7.30%, 08/15/99................          204,288
      300,000   New York City, Ser. `86 C, FGIC Insured Bds., 7.25%, 02/01/06................          306,498
      105,000   New York City, Ser. `86 C, FGIC Insured Bds., 7.25%, 02/01/08................          124,424
       85,000   New York City, Ser. `88 B, FGIC Insured Bds., 7.50%, 12/01/03................           86,167
      750,000   New York City, Ser. '88 D, FGIC Insured Bds., 7.875%, 08/01/00...............          770,273
      140,000   New York City, Ser. `89 B, FGIC Insured Bds., 7.00%, 10/01/19................          146,005
      200,000   New York City, Ser. `90 F, FGIC Insured Bds., 6.00%, 08/01/18................          204,454
    1,850,000   New York City, Ser. `90 I, FGIC Insured Bds., 7.25%, 08/15/13................        1,960,482
      280,000   New York City, Ser. `90 I, FGIC Insured Bds., 7.25%, 08/15/14................          296,722
      520,000   New York City, Ser. `90 I, FGIC Insured Bds., 7.75%, 08/15/19................          554,497
    3,000,000   New York City, Ser. '98 H, FGIC Insured Bds., 5.125%, 08/01/25...............        2,895,060
      800,000   New York, NY, City IDA IDR Bds. (Brooklyn Navy Yard Cogen Partners)
                  Ser. `97, 5.65%, 10/01/28..................................................          813,280
      375,000   New York, NY, City Muni Wtr. Fin. Auth., Wtr. & Swr. Rev. Bds.,
                  FGIC Insured, Ser. `89 B, 5.75%, 06/15/13..................................          395,531
    2,000,000   New York, NY, City Muni Wtr. Fin. Auth., Wtr. & Swr. Rev. Bds.,
                  MBIA Insured, Ser. '98 D, 4.875%, 06/15/21.................................        1,912,820
    3,000,000   New York, NY, City Trans. Fin. Auth. Rev. Bds. (Future Tax Sec.)
                  Ser. '98 B, 4.75%, 11/15/18................................................        2,805,060
       75,000   New York State Dorm Auth., Rev. Bds., Cap. Appreciation, Ser. `88,
                  Zero Cpn., 07/01/04........................................................           49,292



                                      21

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                NEW YORK - CONTINUED
$    225,000    New York State Dorm Auth., Rev. Bds., Cap. Appreciation, Ser. `88,
                  Zero Cpn., 07/01/04........................................................  $       147,602
     825,000    New York State Dorm Auth., Rev. Ref. Bds., (Rochester Inst. Tech.)
                  Ser. `97, 5.30%, 07/01/17..................................................          835,684
   1,000,000    New York State Dorm Auth., Rev. Bds., (St. Barnabas Hosp.), Ser. `97,
                  5.35%, 08/01/17............................................................        1,007,820
     350,000    New York State Dorm Auth., Rev. Bds., (St. Vincent DePaul Res.), Ser. `97,
                  5.30%, 07/01/18............................................................          348,250
  15,000,000    New York State Energy Research & Dev. Auth., Elec. Fac. Rev. Bds.
                  (Edison Co. Prj.) Ser. '89 B, 7.375%, 07/01/24.............................       15,265,350
   1,000,000    New York State Environmental Facs. Corp. Rev. Bds. (St. Clean Wtr. &
                  Drinking Wtr. Rev. Rev. Fds.) Ser. '98 C, 5.00%, 06/15/19..................          975,660
   2,350,000    New York State Med. Care Fac. Fin. Agy., FGIC Insured Bds., (St. Francis
                  Hosp. Prj.), Ser. `88, 7.60%, 11/01/08.....................................        2,447,478
     295,000    New York State Med. Care Fac. Fin. Agy., New York Hosp. FHA Insured
                  Mtg. Bds., Ser. A, 6.90%, 08/15/34.........................................          343,604
     170,000    New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Insured Mtg., Ser. `88, 7.90%, 02/15/08...............................          175,653
     290,000    New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Mtg., Ser. `87 A, 8.00%, 02/15/27.....................................          296,670
   4,470,000    New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Mtg., Ser. `88, 8.00%, 02/15/28.......................................        4,620,237
   1,400,000    New York State Med. Care Fac. Fin. Agy., Rev. Ref. Bds., Mental Hlth.
                  Svcs. Fac., Ser. `87 A, 8.25%, 02/15/99....................................        1,432,788
     500,000    New York State Med. Care Fac. Fin. Agy., Rev. Ref. Bds., Mental Hlth.
                  Svcs. Fac., Ser. `87 A, 8.875%, 08/15/07...................................          511,940
      10,000    New York State Med. Care Fac. Fin. Agy., St. Luke's - Roosevelt Hosp.
                  Ctr. FHA - Insured Mtg. Rev. Bds., `89 Ser. B, 6.875%, 02/15/99............           10,104
     320,000    New York State Pwr. Auth. Rev. & Gen. Purpose Rev. Ref. Bds.,
                  (MBIA Insured) Ser. `86U, 5.75%, 01/01/18..................................          320,166
   3,500,000    New York State Twy. Auth. Hwy. & Brdg. Tr. Fd., FGIC Insured, Ser. `98A,
                  5.00%, 04/01/18............................................................        3,417,855
   2,000,000    New York State Urban Development Corp., Rev. Bds., (Corr. Fac. Svc.
                  Contract) Ser. `98, 5.00%, 01/01/18........................................        1,917,460
   1,000,000    New York State Urban Development Corp., Rev. Ref. Bds., (Corr. Fac.)
                  Ser. `98, 5.00%, 01/01/19..................................................          960,000
     300,000    New York State Urban Development Corp., Rev. Bds., (St. Office-South
                  Mall) Ser. '89 A, Zero Cpn., 01/01/11......................................          145,620
   1,500,000    New York State Urban Development Corp., Rev. Bds., (Youth Fac.)
                  Ser. '98 A, 5.00%, 01/01/18................................................        1,436,010
   1,095,000    North Hempstead, NY, Ser. '98 A (FGIC Insured), 4.75%, 01/15/18..............        1,033,176
     300,000    Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                  Partnership) Ser. '97, 5.10%, 11/01/07.....................................          302,475


                                      22

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                NEW YORK - CONTINUED
$     470,000   Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                  Partnership) Ser. '97, 5.20%, 11/01/08.....................................  $       475,706
                                                                                               ---------------
                                                                                                    57,215,634
                                                                                               ---------------
                NORTH CAROLINA - (0.91%)
      500,000   Brevard, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                  Ser. '98A, 7.50%, 03/01/28.................................................          497,765
      430,000   Buncome Cnty., NC, Ctfs. of Participation (MBIA Insured) Ser. `89,
                  6.90%, 12/01/04............................................................          435,375
      500,000   Charlotte, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                  Ser. '98A, 7.50%, 03/01/28.................................................          497,765
      750,000   Charlotte, NC, Special Facs. Rev. Ref. Bds. (Charlotte/Douglas Int'l. Airport),
                  Ser. '98, 5.60%, 07/01/27..................................................          737,108
      470,000   North Carolina Eastern Mun. Pwr. Agy. Pwr. Sys. Rev. Ref. Bds.,
                  Ser. `88A, 6.00%, 01/01/26.................................................          470,113
      500,000   North Carolina Med. Care Comm. Hlth. Care Fac., 1st Mtg. Rev. Bds. ,
                  (Deerfield Espiscopal) Ser. `97, 6.00%, 11/01/27...........................          503,990
      500,000   North Carolina Med. Care Comm. Hlth. Care Fac., 1st Mtg. Rev. Ref. Bds.,
                  (Glenaire Prj.) Ser. `97, 5.75%, 07/01/17..................................          496,735
      200,000   North Carolina Med. Care Comm. Hosp. Rev. Ref. Bds. (Moore Memorial
                  Hosp. Prj.), 9.10%, 10/01/99...............................................          206,194
      500,000   Piedmont Hlth. Dev. Auth., Inc., 1st Mtg. Ref. Rev. Bds. (Nash Grove
                  Manor Inc. Fac., Nashville, North Carolina) Ser. '93A, 8.00%, 01/01/13.....          515,710
                                                                                                --------------
                                                                                                     4,360,755
                                                                                                --------------
                NORTH DAKOTA - (2.17%)
    9,015,000   North Dakota St. 1986 Real Estate, Ser. `86A, 6.00%, 09/01/13................        9,080,719
      160,000   University, ND, Univ. Rev. Ref. Bds. (Hsg. & Auxiliary Fac.)
                  Ser. `88 A, 7.85%, 04/01/14................................................          164,800
      900,000   Ward Cnty., ND, Hlth Care Fac. Rev. Bds. (St. Joseph's Hosp. Corp. Prj.)
                  Ser. '94, 8.875%, 11/15/14.................................................        1,137,060
                                                                                                --------------
                                                                                                    10,382,579
                                                                                                --------------
               OHIO - (3.38%)
    1,500,000   Cleveland, OH, Airport Rev. Bds. (Continental Airlines, Inc. Prj.) Ser. '98,
                  5.375%, 09/15/27...........................................................        1,455,525
      500,000   Cleveland, OH, Waterworks  1st Mtg. Rev. Bds., Ser. `87E, 6.00%, 01/01/17....          500,240
      500,000   Cleveland, OH, Waterworks Rev. Bds., Ser. A, 6.125%, 01/01/08................          502,605
    1,165,000   Cnty. of Belmont, Ohio Hlth. Sys. Rev. and Ref. Bds. (East Ohio Reg'l
                  Hosp. Issue) Ser. `85, 9.50%, 01/01/05.....................................        1,168,483
      410,000   Cnty. of Belmont, Ohio Hlth. Sys. Rev. and Ref. Bds. (East Ohio Reg'l
                  Hosp. Issue) Ser. `85, 9.50%, 01/01/13.....................................          411,283
      245,000   Garfield Heights, OH, Ser. `89, 7.50%, 12/01/09..............................          255,373
      680,000   Hamilton Cnty., Ohio Hosp. Facs. Rev. Bds. (Bethesda Hosp. Inc.)
                  Ser. `86A, 7.00%, 01/01/09.................................................          691,662


                                      23

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                OHIO - CONTINUED
$     440,000   Hamilton Cnty., Ohio Hosp. Facs. Rev. Bds. (Bethesda Hosp. Inc.)
                  Ser. `86A, 7.00%, 01/01/09.................................................  $       447,546
      950,000   Mahoning Cnty., OH,  Hosp. Facs. Rev. Ref. Bds. (St. Elizabeth Hosp. Med.
                  Ctr.) Ser. `86, 7.375%, 12/01/09...........................................        1,014,895
    2,000,000   The Mahoning Valley Sanitary Dist. (Ohio) Wtr. Rev. Bds., Ser. `94,
                  7.750%, 05/15/19...........................................................        2,223,280
      325,000   Montgomery Cnty., OH,  Hosp. Rev. Ref. Bds. (Grandview Hosp. & Med.
                  Ctr.) Ser. `97, 5.65%, 12/01/12............................................          334,263
    1,635,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                  Ser. '85 A, Zero Cpn., 01/15/15............................................          327,507
       55,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. (GNMA Mtg.-Backed Sec.
                  Prg.) Ser. '90 C, Zero Cpn., 09/01/02......................................           40,191
    5,000,000   Ohio St. Air Quality Dev. Auth. Rev. Ref. Bds. (Pollution Ctl./Ohio Edison)
                  Ser. `90, 7.45%, 03/01/16..................................................        5,373,900
    1,100,000   Ohio St. Solid Waste Rev. Ref. Bds. (CSC Ltd. Prj.) Ser. `97 B, 8.50%,
                  08/01/22...................................................................        1,165,978
      225,000   Student Loan Funding Corp. Cincinnati, OH, Student Loan Rev. Bds.,
                  Ser. `93 A, 6.10%, 08/01/08................................................          235,267
                                                                                               ---------------
                                                                                                    16,147,998
                                                                                               ---------------
                OKLAHOMA - (0.36%)
      200,000   Oklahoma St. Ind. Auth. Rev. Bds. (Hlth. Sys./Baptist Ctr.) Ser. `95C,
                  7.00%, 08/15/03............................................................          225,440
    1,000,000   Southeastern, OK,  Ind. Auth OK Rev. Bds. (Pollution Ctl./Weyerhauser Co.
                  Prj.) Ser. `85, 9.85%, 01/01/00............................................        1,016,990
      420,000   Trustees of the Oklahoma Ordnance Works Auth. IDR Ref. Bds. (A.P.
                  Green Ind., Inc. Prj.) Ser. '92, 8.50%, 05/01/08...........................          456,721
                                                                                               ---------------
                                                                                                     1,699,151
                                                                                               ---------------
                OREGON - (0.63%)
    2,900,000   Oregon St., Ser. B, 6.875%, 12/01/13.........................................        3,013,535
                                                                                               ---------------
                PENNSYLVANIA - (4.52%)
      540,000   Allegheny Cnty., PA, Hosp. Dev. Auth. Rev. Bds. (Allegheny VY Hlth.
                  Facs. Mgmt. Co.) Ser. `86, 7.50%, 08/01/13.................................          552,236
    1,870,000   Allegheny Cnty., PA, Hosp. Dev. Auth. Rev. Bds. (Presbyterian Univ. Hosp.)
                  Ser. '88 C, 7.625%, 07/01/15...............................................        1,925,352
       75,000   Allegheny Cnty., PA, Residential Fin. Auth. Sngl. Fam. Mtg. Rev. Bds.,
                  '83-Ser.-B, Zero Cpn., 10/01/15............................................           12,032
    3,000,000   Beaver Cnty., PA, IDA PCR Bds. (J&L Specialty Steel-formerly known
                  as Colt Ind. Prj.) Ser. 19, 7.00%, 06/01/08................................        3,047,400
       85,000   Berks Cnty., PA, IDA IDR (Borg-Warner/Baker Protection Svcs., Inc.)
                  Ser. '81, 11.10%, 07/01/01.................................................           86,089
    2,330,000   Berks Cnty., PA, IDA (Supermarkets General Corp. Prj.), 10.50%, 11/01/03.....        2,415,744



                                      24

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                PENNSYLVANIA - CONTINUED
$      30,000   Bucks Cnty., PA, IDA Mtg. Rev. (Geriatric and Medical Svcs., Inc. Prj.)
                  Ser. '92, 9.00%, 07/01/98..................................................  $        30,363
       35,000   Chester Cnty., PA, IDA Mtg. Rev. Ref. Bds. (Geriatric and Medical
                  Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/98................................           35,341
      400,000   Columbia Cnty. IDA, Columbia Cnty., PA, 1st Mtg. Rev. Bds., Ser. `86
                  (Orangeville Nursing Ctr. Associates Prj.), 9.00%, 12/01/12................          400,992
    1,000,000   Delaware Cnty., PA, Auth. Hlth. Sys. Rev. Bds. (Catholic Hlth. East)
                  Ser. `98, 4.875%, 11/15/18.................................................          953,050
    1,000,000   Emmaus, PA, Gen'l Auth. Rev. Loc. Gov't Bds. (Bd. Pool Prog.) Ser. B,
                  8.00%, 05/15/18............................................................        1,020,360
      250,000   Emmaus, PA, Gen'l Auth. Rev. Loc. Gov't Bds. (Bd. Pool Prog.) Ser. F,
                  7.90%, 05/15/18............................................................          259,235
      145,000   Greene Cnty., PA, Ind'l Dev. Auth. Pollution Ctl. Rev. Bds. (Potomac
                  Edison/Hatfield Ferry) Ser. '77 A, 6.30%, 02/01/02.........................          145,000
      100,000   Hempfield, PA, School Dist., Lancaster Cnty. Ref. Bds. Ser. `90,
                  6.90%, 10/15/01............................................................          100,387
    2,850,000   Lehigh Cnty., PA, Gen. Purpose Auth. Rev. Ref. Bds. (Muhlenberg Hosp.
                  Ctr.) Ser. `89A, 8.10%, 07/15/10...........................................        3,039,069
      715,000   Luzerne Cnty., PA, Hsg. Corp. Rev. Bds., 8.125%, 12/01/08....................          716,201
      200,000   McKean Cnty., PA, Ind. Dev. Auth. Rev. Bds., Ser. `80 (Corning Glass
                  Wks. Prj.), 7.75%, 06/01/05................................................          201,054
      315,000   Mercer Cnty., PA, IDA, Gumberg Assoc. - Pine Grove Square, The Kroger
                  Co., Ind. Dev. 1st Mtg. Rev. Bds., 13.00%, 06/01/07........................          325,162
      500,000   Montgomery Cnty., PA, IDA 1st Mtg. Rev. Ref. Bds., Ser. '97 A
                  (Meadowood), 6.25%, 12/01/17...............................................          520,295
      100,000   Montgomery Cnty., PA, IDA Mtg. Rev. Ref. Bds., Ser. '92 A
                  (Geriatric and Medical Svcs., Inc. Prj.), 9.00%, 07/01/99..................          102,586
      160,000   Pennsylvania Hsg. Fin. Agy., Moderate Rehab. Rev. Bds., 9.00%, 08/01/01......          162,379
      675,000   Pennsylvania St. Higher Educ. Fac. Auth. College & Univ. Rev. Bds.,
                  (Temple Univ.) Ser. `86, 7.40%, 10/01/10...................................          686,792
      400,000   Pennsylvania St. Higher Educ. Fac. Auth. College & Univ. Rev. Bds.,
                  (Temple Univ.) Ser. `86, 7.40%, 10/01/10...................................          407,112
    1,150,000   Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Bds.
                  (Jefferson Hlth. Sys.) Ser. `97, 5.125%, 05/15/18..........................        1,128,001
      305,000   Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. `97 A, 5.60%, 07/01/04........          310,734
      315,000   Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. `97 A, 5.70%, 07/01/05........          320,909
      260,000   Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. `97 A, 5.80%, 07/01/06........          265,361
      245,000   Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. `97 A, 5.90%, 07/01/07........          250,045



                                      25

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                PENNSYLVANIA - CONTINUED
$    100,000    Philadelphia, PA, Redev. Auth. Sngl. Fam. Home Mtg. Rev. Ref. Bds.,
                  `85 Ser. A, 0%/10.25%, 06/01/17 (b)........................................  $       102,866
     205,000    Pittsburgh, PA, Redevelopment Auth. Home Improvement Loan,
                  Rev. Bds., Ser. `86 A, 7.375%, 06/01/03....................................          209,108
     100,000    Pittsburgh, PA, Urban Redevelopment Auth. Home Improvement Loan,
                  Rev. Bds., Ser. `87 A, 7.125%, 08/01/04....................................          102,486
     500,000    U R A Hsg. Corp., PA, Mtg. Rev. Bds. (Chemical Bk.) Ser. `82, 12.00%,
                  11/01/23...................................................................          518,035
     250,000    Warren Cnty., PA, IDA Specialized Dev. Rev. Ref. Bds. (Beverly
                  Enterprises - Pennsylvania, Inc. Prj.) Ser. '91, 9.00%, 11/01/12...........          280,555
     930,000    Westmoreland Cnty., PA, Ind'l Dev. Auth. Rev. Ref. Bds. (Citizens Gen.
                  Hosp. Prj.) Ser. `87, 8.25%, 07/01/13......................................          953,343
                                                                                               ---------------
                                                                                                    21,585,674
                                                                                               ---------------
                PUERTO RICO - (1.26%)
   3,475,000    Puerto Rico Commonwealth Infrastructure Fin. Auth. Special Bds.,
                  Ser. `88 A, 7.75%, 07/01/08................................................        3,580,466
   2,000,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Bds., Ser. '98 EE, 4.75%, 07/01/24....        1,855,560
     300,000    Puerto Rico Ind. Med. & Environmental PCR Fac. Fin. Auth. Rev. Bds.,
                  (Abbott Chemical Inc. Prj.), 6.50%, 07/01/09...............................          302,448
     250,000    Puerto Rico Ind. Tourist Educational  Med. & Environmental Ctl. Fac. Fin.
                  Auth. Rev. Bds., (Mennonite Gen. Hosp. Prj.), Ser. '97 A, 5.625%,
                  07/01/17...................................................................          256,550
                                                                                               ---------------
                                                                                                     5,995,024
                                                                                               ---------------
                RHODE ISLAND - (0.07%)
     100,000    Rhode Island Hlth. & Educational Bldg. Corp. Hosp. Fin. Rev. Bds.,
                  (Roger Williams Gen. Hosp. Issue) Ser. `85, 9.375%, 07/01/04...............          100,401
     250,000    Rhode Island Hlth. & Educational Bldg. Corp. Rev. Bds., 9.50%, 07/01/16......          250,990
                                                                                               ---------------
                                                                                                       351,391
                                                                                               ---------------
               SOUTH CAROLINA - (1.91%)
     400,000    Certificates of Participation, Ser. '90A, South Carolina School Financing
                  Corp. (School Dist. No. 2 of Sumter Cnty., SC Prj.), 8.125%, 04/01/10......          429,096
     750,000    Charleston Cnty., SC, Res. Recovery, Rev. Ref. Bds., (Foster Wheeler
                  Charleston), Ser. `97, 5.25%, 01/01/10.....................................          773,858
   2,300,000    City of Charleston, SC, Waterworks and Sewer Sys. Ref. Rev. Bds.,
                  Ser. '86A, 7.00%, 01/01/15.................................................        2,328,267
     100,000    Clemson Univ., SC, Ctfs. of Participation, Ser. `86, 6.90%, 12/01/07.........          101,250
  11,350,000    Connector 2000 Association, Inc., Toll Rd. Rev. Bds., (Southern Connector
                  Prj., Greenville, SC) Ser. '98 B, Zero Cpn., 01/01/32......................        1,621,234
  21,950,000    Connector 2000 Association, Inc., Toll Rd. Rev. Bds., (Southern Connector
                  Prj., Greenville, SC) Ser. '98 B, Zero Cpn., 01/01/33......................        2,959,519




                                      26


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                SOUTH CAROLINA - CONTINUED
$     900,000   Piedmont Mun. Pwr. Agy., SC, Elect. Rev. Ref. Bds., Ser. `86 A,
                  5.75%, 01/01/24............................................................  $       899,901
                                                                                               ---------------
                                                                                                     9,113,125
                                                                                               ---------------
                SOUTH DAKOTA - (0.49%)
      250,000   Aberdeen, SD, Unlimited G.O., Rev. Ref. Bds., (MBIA Insured) Ser. `87,
                  6.90%, 07/01/04............................................................          251,898
    1,000,000   Education Loans, Inc., SD, Student Loan Ref. Bds., Ser. `98, 5.60%,
                  06/01/20...................................................................          991,270
       30,000   South Dakota Bldg. Auth., Rev. Ref. Bds., Ser. of Feb. '84, 10.50%,
                  09/01/00...................................................................           31,249
    1,000,000   South Dakota St. Hlth. & Educ. Fac. Auth. Rev. Ref. Bds., (McKennan
                  Hosp.) (MBIA Insured),  Ser. '89 A, 7.625%, 07/01/14.......................        1,060,180
                                                                                               ---------------
                                                                                                     2,334,597
                                                                                               ---------------
                TENNESSEE - (1.27%)
      305,000   Dover, TN, Hlth. & Educ. Fac., IDR (Wessex Corp. Dover Prj.), 9.50%,
                  09/01/11...................................................................          311,893
      290,446   Dyer Cnty., TN, Ind. Dev. Brd. IDR Bds. (S.S. Kresge Co. - K-Mart Corp.),
                  8.10%, 11/01/00............................................................          290,925
      500,000   The Hlth. & Educational Fac. Auth. of the City of Crossville, TN, 1st Mtg.
                  Ref. Rev. Bds. (Country Place Hlth. Care Ctr., Inc. Prj.) Ser. '96 A,
                  7.75%, 06/01/13............................................................          538,405
      840,000   Lewisburg, TN, IDR Bds. (Mead Corp. Prj.), 7.875%, 02/01/00..................          865,704
      290,000   McMinn Cnty., TN, Ind. Dev. Brd. Rev. Bds., (S.S. Kresge Co.), 8.00%,
                  11/01/00...................................................................          290,563
   1,000,000    Met. Gov't Nashville & Davidson Cnty, TN, H & E Facs. Rev. Bds.,
                  (Baptist Hosp. Inc.) (MBIA Insured) Ser. '98 A, 4.75%, 11/01/18............          941,090
   2,000,000    Met. Gov't Nashville & Davidson Cnty, TN, H & E Facs. Rev. Ref. Bds.,
                  (Blakeford At Green Hills) Ser. '98, 5.65%, 07/01/24.......................        1,975,540
     450,000    New Tazewell, TN, Hlth. Educational & Hsg. Fac. Brd. IDR Bds. (Wessex
                  Corp. New Tazewell Prj.) Ser. '87, 10.00%, 06/01/17........................          453,164
     395,000    Sevier Cnty., TN, Ind. Dev. Brd. IDR Bds. (The Kroger Co. and Super X
                  Prj.) Ser. A, 10.25%, 11/01/06.............................................          395,356
                                                                                               ---------------
                                                                                                     6,062,640
                                                                                               ---------------
                TEXAS - (5.74%)
   10,790,000   Austin, TX, Hsg. Fin. Corp., Sngl. Fam. Mtg. Rev. Bds., Ser. `84,
                  Zero Cpn., 02/01/16........................................................        1,359,432
      600,000   Austin, TX, Utility Sys. Rev. and Ref. Bds., Cap. Appreciation, Ser. '88,
                  Zero Cpn., 11/15/12........................................................          203,166
    2,000,000   Brazos River Auth., TX, Rev. Ref. Bds. (Houston Inds. Prj.) Ser. `98,
                  5.125%, 05/01/19...........................................................        1,968,260
      355,000   Brazos River Auth., TX, Rev. Ref. Collateralized Bds. (Houston L&P
                  Co. Prj.) `88 Ser. D, 7.75%, 10/01/15......................................          368,398


                                      27

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                TEXAS - CONTINUED
$   1,000,000   Brazos River Auth., TX, Rev. Ref. Collateralized Bds. (Houston L&P
                  Co. Prj.) `88 Ser. C, 8.10%, 05/01/19......................................  $     1,023,600
    1,250,000   The City of San Antonio (Texas) Hlth. Fac. Dev. Corp. Econ. Dev. Rev.
                  Bds. (Encore Nursing Ctr. Partners, Ltd. - 85), 8.25%, 12/01/19............        1,395,375
      625,000   Dallas Cnty., TX, Utility & Reclamation Dist. Rev. Ref. Bds., Cap.
                  Appreciation (MBIA Insured) Ser. `93, Zero Cpn., 02/15/14..................          263,550
      260,000   Dallas, TX, Civic Ctr. Convention Complex, Sr. Lien Rev. Bds., Ser. '85,
                  8.30%, 01/01/00............................................................          262,681
      150,000   Dallas, TX, Civic Ctr. Convention Complex, Sr. Lien Rev. Bds., Ser. '85,
                  8.50%, 01/01/04............................................................          151,620
      965,000   Dallas, TX, Civic Ctr. Convention Complex, Sr. Lien Rev. Bds., Ser. '85,
                  8.60%, 01/01/07............................................................          972,952
      720,000   El Paso Cnty., TX, Community College Dist. Rev. Ref. Bds., Ser. `97B,
                  5.125%, 04/01/19...........................................................          709,531
      120,000   El Paso, TX, Hsg. Fin. Corp. Sngl. Fam. Mtg. Rev. Bds., Ser. `89,
                  7.85%, 09/01/20............................................................          124,427
      250,000   Grand Prairie Hsg. Fin. Corp., Grand Prairie, TX, Sngl. Fam. Mtg. Rev.
                  Bds., Ser. '85, Ryan Mtg. Co. - Admin.-Servicer, 9.875%, 09/01/05..........          251,520
    3,000,000   Gulf Coast Waste Disp. Auth. TX Rev. Bds. (Waste Disp.-Valero Energy
                  Corp.) Ser. `98, 5.60%, 04/01/32...........................................        3,003,630
    1,525,000   Harris Cnty., TX, Hlth. Fac. Dev. Corp. Rev. Bds. (Adj. Conv. Extendible
                  Secs.), GTR Houston Pooled Hlth. Care, 7.375%, 12/01/25....................        1,543,773
       30,000   Houston, TX, Hsg. Corp. No. 1 Rev. Bds., Long Drive Apartments - Section
                  8 Assisted, 9.00%, 02/01/20................................................           33,458
      985,000   Jefferson Cnty., TX, Hlth. Fac. Dev. Corp. Hosp. Rev. Bds. (Baptist
                  Healthcare Sys. Prj.) Ser. '91, 8.875%, 06/01/21...........................        1,036,476
    1,000,000   Lewisville, TX, Hsg. Fin. Corp. Multifam. Rev. Bds., Ser. `97, 5.50%,
                  06/01/17...................................................................        1,016,410
      500,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Ind'l. Inc.,
                  Prj.) (MBIA Insured) Ser. '98 A, 5.25%/Adj., 11/01/29......................          488,670
    1,000,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Ind'l. Inc.,
                  Prj.) (MBIA Insured) Ser. '98 B, 5.15%/Adj., 11/01/29......................          977,080
    2,000,000   North Central, TX, Hlth. Fac. Dev. Corp. Rev. Bds., (Young Mem. Prj.)
                  Ser. '98, 5.375%, 02/15/25.................................................        1,954,020
    1,045,000   North Forest Independent  School Dist. TX, Rev. Ref. Bds., Ser. '98, 5.00%,
                  08/15/18...................................................................        1,007,422
      500,000   Southeast TX, Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., 1st Mtg. Rev. Bds.
                  (The Ridge Apartments Prj.), 8.30%, 11/01/23+..............................          125,000
      180,000   Tarrant Cnty., TX, Hlth. Fac. Dev. Corp. Hlth. Sys. Rev. Bds. (Harris
                  Methodist Hlth. Sys.) Ser. `87 A, 6.875%, 09/01/12.........................          187,825
       95,000   Terrell, TX, Pub. Hosp. Corp. Rev. Bds. (American Med. Int'l Inc.)
                  Ser. `76, 7.375%, 02/01/06.................................................           97,171
      880,000   Texas Hsg. Agy., Residential Mtg. Rev. Bds., Ser. '87D, 8.40%, 01/01/21......          917,629


                                      28

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                TEXAS - CONTINUED
$   3,630,000   Texas St. Dept. Hsg. & Community Affairs Sngl. Fam. Rev. Ref. Bds.,
                  Ser. '96 B CL 2, 5.55%, 03/01/11...........................................  $     3,709,933
      185,000   Texas St. Higher Educ. Coordinating Brd., College Student Loan Rev. Bds.,
                  7.20%, 04/01/02............................................................          194,533
       45,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.625%, 08/15/08.............           46,890
      380,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.50%, 08/15/13..............          397,499
      255,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                  Unlimited G.O., Zero Cpn., 02/15/13........................................           97,188
      745,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                  Unlimited G.O., Zero Cpn., 02/15/13........................................          276,708
    1,195,000   Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. Bds. (East TX Med. Ctr. Reg'l
                  Healthcare Sys. Prj.) Ser. `97 B, 5.50%, 11/01/17..........................        1,221,660
                                                                                               ---------------
                                                                                                    27,387,487
                                                                                               ---------------
                UTAH - (0.53%)
      500,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds.,`88 Ser. B, 7.75%,
                  07/01/20...................................................................          514,510
    1,845,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds., Cap. Appreciation,
                  `87 Ser. D, Zero Cpn., 07/01/20............................................          313,853
      200,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds. (First Crossover)
                  (MBIA Insured) `86 Ser. B, 6.00%, 07/01/15.................................          200,140
      500,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds. (Second Crossover)
                  `86 Ser. C, 5.75%, 07/01/20................................................          500,425
    1,000,000   Utah Hsg. Fin. Agy. Rev. Bds. (RHA Community Services of Utah,
                  Inc. Prj.) Ser. `97 A, 6.875%, 07/01/27....................................        1,022,510
                                                                                               ---------------
                                                                                                     2,551,438
                                                                                               ---------------
                VERMONT - (0.31%)
    1,450,000   Vermont Hsg. Fin. Agy. Multi-Fam. Hsg. Bds., '79 Ser. A, 8.50%,
                  02/15/21...................................................................        1,488,208
                                                                                               ---------------
                VIRGINIA - (3.39%)
    2,500,000   Bedford Cnty., VA, Ind'l Dev. Auth. IDR Ref. Bds. (Nekoosa Packaging
                  Corp. Prj.) Ser. `98, 5.60%, 12/01/25......................................        2,522,200
    1,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 7.875%, 11/01/08................................        1,041,320
    4,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 8.00%, 11/01/18.................................        4,168,120
      270,000   IDA of Covington-Alleghany Cnty., VA, IDR Ref. Bds. (Beverly
                  Enterprises, Inc. Prj.) Ser. '91, 9.375%, 09/01/01.........................          292,696
    1,400,000   Lynchburg, VA, Ind'l Dev. Auth. Hosp. Fac. 1st Mtg. Rev. Ref. Bds.
                  (Centra Hlth. Inc.) Ser. `88, 8.125%, 01/01/16.............................        1,441,188
      110,000   Montgomery Cnty., VA, Rev. Bds., Ser. `87, 6.70%, 04/01/07...................          111,902
    1,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 7.875%, 11/01/08................................        1,041,320


                                      29

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                VIRGINIA - CONTINUED
$   2,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 7.90%, 11/01/18.................................  $     2,081,720
      500,000   Peninsula Ports Auth. VA, Hosp. Fac. Rev. Ref. Bds. (Whittaker Mem.
                  Hosp. Prj.) Ser. `87, 8.70%, 08/01/23......................................          511,955
      500,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A, 6.90%,
                  07/01/07...................................................................          507,300
      600,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A, 7.00%,
                  01/01/13...................................................................          602,460
      115,000   Virginia St. Res. Auth. Wtr. & Swr. Sys. Rev. Bds. (Pooled Loan Prg.)
                  Ser. `97 A, 7.50%, 11/01/17................................................          115,917
      500,000   Winchester, VA, Ind'l Dev. Auth. Res. Care Fac., 1st Mtg. Rev. Bds.
                  (Westminster-Canterbury) Ser. `98, 5.75%, 01/01/18.........................          497,615
    1,250,000   Winchester, VA, Ind'l Dev. Auth. Res. Care Fac., 1st Mtg. Rev. Bds.
                  (Westminster-Canterbury) Ser. `98, 5.75%, 01/01/27.........................        1,234,288
                                                                                               ---------------
                                                                                                    16,170,001
                                                                                               ---------------
                WASHINGTON - (0.87%)
      500,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds., Ser. '97 A, 4.85%, 07/01/32.....................................          501,075
      500,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds., Ser. '97 A, 5.25%, 07/01/32.....................................          505,040
      500,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds.. Ser. '97 A, 5.60%, 07/01/32.....................................          512,120
      400,000   King Cnty., WA, Unlimited G.O., Ser. A '78, 6.50%, 12/01/12..................          400,920
    2,300,000   Washington St. Hsg. Fin. Comm. Nonprofit Hsg. Rev. Bds. (Seattle Univ.
                  Auxiliary Svcs. Prj.) Ser. '98, 5.30%, 07/01/31............................        2,257,473
                                                                                               ---------------
                                                                                                     4,176,628
                                                                                               ---------------
                WEST VIRGINIA - (1.63%)
     380,000    Beverly, WV, Hsg. Corp. Mtg. Rev. Bds., Ser. `81 (Beverly Manor/FHA -
                  Insured/Section 8 Prj.), 11.00%, 11/15/22..................................          447,830
     270,000    Glasgow, WV, Hlth. Fac. Rev. Ref. Bds. (Beverly Enterprises, Inc. Prj.)
                  Ser. '91, 9.50%, 09/01/01.................................................           293,234
     300,000    The Ohio Cnty. Bldg. Comm., WV, Hlth. Sys. Rev. Ref. Bds. (Ohio
                  Valley Med. Ctr. Issue) Ser. `85, 9.40%, 01/01/00..........................          301,059
     950,000    The Ohio Cnty. Bldg. Comm., WV, Hlth. Sys. Rev. Ref. Bds. (Ohio
                  Valley Med. Ctr. Issue) Ser. `85, 9.50%, 01/01/05..........................          952,784
   3,440,000    The Ohio Cnty. Bldg. Comm., WV, Hlth. Sys. Rev. Ref. Bds. (Ohio
                  Valley Med. Ctr. Issue) Ser. `85, 9.625%, 01/01/13.........................        3,528,752
      65,000    Putnam Cnty., WV, IDR (IDR Bds.) Rite Aid West Virginia Inc., 10.375%,
                  11/01/02...................................................................           65,116
     870,000    West Virginia Hsg. Dev. Fd., Rental Dev. Prg. Bds., Ser. C (Section 8
                  Assisted Dev.), 10.00%, 07/01/15...........................................          879,892




                                      30

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE
 PRINCIPAL        (NOTE 1)
                  MUNICIPAL BONDS - CONTINUED
                WEST VIRGINIA - CONTINUED
$   1,250,000   West Virginia St. Hsg. Dev. Fd. Hsg. Fin. Rev. Bds., Ser. '87, 7.40%,
                  11/01/11...................................................................  $     1,290,438
                                                                                               ---------------
                                                                                                     7,759,105
                                                                                               ---------------
                WISCONSIN - (2.46%)
    1,000,000   Berlin, WI, Area School Dist. Rev. Ref. Bds., Ser. '98, 4.90%, 04/01/14......          977,450
      300,000   Clear Lake, WI, Sewer Sys. Mtg. Rev. Bds., 8.00%, 08/01/11...................          321,489
      170,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.125%, 07/01/05...................................................          170,740
    4,040,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.25%, 07/01/12....................................................        4,145,040
    1,410,000   Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bds.,
                  Ser. `88 D, 7.90%, 09/01/05................................................        1,444,108
      600,000   Wisconsin Muni Ins. Comm. Rev. Bds., Ser. '87, 8.70%, 04/01/07...............          609,000
    2,500,000   Wisconsin St. Hlth. & Educational Fac. Auth. Rev. Ref. Bds. (Wausau
                  Hosp. Inc.) Ser. '98 A, 5.125%, 08/15/20...................................        2,433,301
    1,595,000   Wisconsin St. Hlth. & Educational Fac. Auth. Rev. Bds. (RFDF Inc. Prj.)
                  Ser. `97, 7.375%, 07/15/27.................................................        1,624,220
                                                                                               ---------------
                                                                                                    11,725,348
                                                                                               ---------------
                WYOMING - (0.02%)
       85,000   Wyoming Community Dev. Auth. Insured Bds., Sngl. Fam. Mtg., Cap.
                  Appreciation, Ser. B, 0%/8.25%, 06/01/11 (b)...............................           84,448
                                                                                               ---------------

                  Total Municipal Bonds - (identified cost $467,021,436).....................      468,260,537
                                                                                               ---------------

                  SHORT TERM - (2.39%)
      400,000   California PCR Var-Rt, Fin. Auth. SW (Shell-Martinez-A "AMT"), 10/01/24......          400,000
    8,300,000   Jackson Cnty., MS, Var-Rt, Port Fac. Rev. Ref. Bds. (Chevron USA),
                  06/01/23...................................................................        8,300,000
    2,720,000   State Street Bank & Trust Co. Repurchase Agreement, 5.75%, 04/01/98,
                  dated 03/31/98, repurchase value of $2,720,434 (collateralized by $2,705,000
                  par value U.S. Treasury Note, 6.25%, 5/31/99, market value $2,779,388).....        2,720,000
                                                                                               ---------------
                  Total Short Term - (identified cost $11,420,000)...........................       11,420,000
                                                                                               ---------------


                      Total investments - (identified cost $478,441,436)(100.47%) (a)........  $   479,680,537
                      Liabilities less other assets - (0.47%).............................          (2,252,211)
                           Net assets - (100%)...............................................  $   477,428,326
                                                                                               ===============



                                      31



DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1998 (Unaudited)

                                                                                                        VALUE

(a) Aggregate cost for Federal income tax purposes is $478,441,436.
At March 31, 1998 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

                Unrealized appreciation......................................................  $    6,206,266
                Unrealized depreciation......................................................      (4,967,165)
                                                                                               ---------------
                      Net unrealized appreciation............................................  $    1,239,101
                                                                                               ---------------

(b) Represents a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
*   This security is paying less than stated interest rate.
+   This security is in default and is not currently paying interest.






























SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At March 31, 1998 (Unaudited)

ASSETS:
     Investments in securities, at value (identified cost $478,441,436) (See accompanying
         Schedule of Investments)............................................................  $   479,680,537
     Cash....................................................................................           74,117
     Receivables:
         Interest............................................................................        8,188,304
         Capital stock sold..................................................................        3,718,180
         Investment securities sold..........................................................       18,164,897
     Prepaid expenses........................................................................           83,280
                                                                                                --------------
                  Total assets...............................................................      509,909,315
                                                                                                --------------

LIABILITIES:

     Payables:
         Capital stock reacquired............................................................        2,601,367
         Investment securities purchased....................................................        29,136,341
         Commissions to distributor (Note 4).................................................          291,929
     Accrued expenses........................................................................          451,352
                                                                                                --------------
                  Total liabilities..........................................................       32,480,989
                                                                                                --------------

NET ASSETS (NOTE 5)..........................................................................  $   477,428,326
                                                                                               ===============

     CLASS A SHARES
         Net assets..........................................................................  $   234,838,771
         Shares outstanding..................................................................       25,610,185
         Net asset value and redemption price per share (net assets/shares outstanding)......         $   9.17
                                                                                                      --------
         Maximum offering price per share (100/95.25 of $9.17)...............................         $   9.63
                                                                                                      --------

     CLASS B SHARES
         Net assets..........................................................................  $   218,943,749
         Shares outstanding..................................................................       23,960,202
         Net asset value and redemption price per share (net assets/shares outstanding)......        $    9.14
                                                                                                     ---------

     CLASS C SHARES
         Net assets..........................................................................  $   23,459,000
         Shares outstanding..................................................................       2,549,880
         Net asset value and redemption price per share (net assets/shares outstanding)......        $   9.20
                                                                                                     --------

     CLASS Y SHARES
         Net assets..........................................................................  $      186,806
         Shares outstanding..................................................................          20,356
         Net asset value and redemption price per share (net assets/shares outstanding)......        $   9.18
                                                                                                     --------

NET ASSETS CONSIST OF:

     Deficit in undistributed net investment income..........................................  $      (45,638)
     Net unrealized appreciation on investments..............................................       1,239,101
     Accumulated net realized gain...........................................................       1,256,742
     Paid-in capital.........................................................................     474,978,121
                                                                                               --------------
                  Net assets.................................................................  $  477,428,326
                                                                                               ==============

SEE NOTES TO FINANCIAL STATEMENTS

SEE NOTES TO FINANCIAL STATEMENTS
DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended March 31, 1998 (Unaudited)

INVESTMENT INCOME:

     Income:
         Interest............................................................................  $    11,822,627
                                                                                               ---------------

     Expenses:
         Management fees (Note 3)..........................................  $      1,139,173
         Custodian fees....................................................            72,007
         Transfer agent fees
              Class A......................................................            63,111
              Class B......................................................            67,920
              Class C......................................................             3,129
              Class Y......................................................                63
         Audit fees........................................................            18,197
         Legal fees.......................................................             17,239
         Accounting fees (Note 3)..........................................            21,965
         Reports to shareholders...........................................            34,264
         Directors fees and expenses.......................................            50,307
         Registration and filing fees......................................            55,490
         Miscellaneous.....................................................            10,463
         Payouts under distribution plan (Note 4)
              Class A......................................................           216,407
              Class B......................................................           878,536
              Class C......................................................            66,091
                                                                                 ------------
                      Total expenses.........................................................        2,714,362
         Fee reduction (Note 6)..............................................................          (13,166)
                                                                                               ---------------
              Net expenses...................................................................       (2,701,196)
                                                                                               ---------------
                      Net investment income..................................................        9,121,431
                                                                                               ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from investment transactions...............................................        1,414,835
Net decrease in unrealized appreciation of investments during the period.....................         (344,135)
                                                                                               ---------------
              Net realized and unrealized gain on investments................................        1,070,700
                                                                                               ---------------
              Net increase in net assets resulting from operations...........................  $    10,192,131
                                                                                               ---------------



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS



                                                                      SIX MONTHS
                                                                         ENDED              YEAR ENDED
                                                                     MARCH 31, 1998        SEPTEMBER 30,
OPERATIONS:                                                           (UNAUDITED)              1997

Net investment income...........................................  $      9,121,431      $     10,003,819
Net realized gain from investment transactions.................          1,414,835             1,392,396
Net decrease  in unrealized appreciation
         of investments.........................................          (344,135)             (127,490)
                                                                  ----------------      ----------------
              Net increase in net assets resulting
                  from operations...............................        10,192,131            11,268,725

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Distribution from net investment income
              Class A ..........................................        (5,241,929)           (3,300,319)
              Class B  .........................................        (4,973,938)           (6,339,753)
              Class C ..........................................          (333,340)                 (767)
              Class Y ..........................................            (3,211)                  -
     Distribution from gains from investment transactions
              Class A ..........................................          (673,757)              (78,623)
              Class B ..........................................          (790,190)             (178,821)
              Class C ..........................................           (46,345)                  -
              Class Y ..........................................              (294)                  -


CAPITAL SHARE TRANSACTIONS (Note 5).............................       251,914,810            71,697,040
                                                                  ----------------      ----------------


         Total increase in net assets...........................       250,043,937            73,067,482

NET ASSETS:
Beginning of year ..............................................       227,384,389           154,316,907
                                                                  ----------------      ----------------
End of year (including undistributed net investment income
          (deficit) of $(45,638) and $1,385,348, respectively) .  $    477,428,326      $    227,384,389
                                                                  ================      ================








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENT
At March 31, 1998 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Davis Tax-Free High Income Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund may invest in high yield, high risk, low rated and unrated bonds commonly referred to as "junk bonds." Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. The Fund offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge, the Class B shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption and the Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred shares charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
        Municipal bonds are normally valued on the basis of prices provided by an independent pricing service or broker. Securities not priced in this manner are priced at the last sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and ask prices provided by investment dealers. Short-term obligations are valued at amortized cost, which approximates value. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors.

FEDERAL INCOME TAXES
        It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its tax-exempt and taxable income to shareholders. Therefore, no provision for federal income or excise tax is required.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME
        Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Interest income is recorded on the accrual basis. Premiums on tax-exempt securities, original issue discounts and market discounts are amortized to investment income, over the lives of the respective securities, or to the earliest call date, if applicable, for financial reporting and tax purposes.

DIVIDENDS AND DISTRIBUTIONS  TO  SHAREHOLDERS
        Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Income from amortization of market discounts and certain short-term investments is not tax-exempt and may result in some percentage of dividends being reported as taxable income to shareholders.

DAVIS TAX-FREE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1998 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

USE OF ESTIMATES IN FINANCIAL STATEMENTS
        In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

        Purchases and sales of investment securities (excluding short-term securities) during the six months ended March 31, 1998, were $533,769,075 and $279,160,698, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        The Fund pays advisory fees for investment management and advisory services under a management agreement with Davis Selected Advisers, L.P. (the "Adviser"). The agreement provides for a fee at the annual rate of 0.65% of the first $250 million of average net assets of the Fund, 0.60% of the next $250 million of average net assets of the Fund and 0.55% of average net assets over $500 million.

        The Adviser is paid for registering Fund shares for sale in various states. The fee for the six months ended March 31, 1998 amounted to $6,498. Boston Financial Data Services is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended March 31, 1998 amounted to $25,983. State Street Bank & Trust Co. is the Fund's primary accounting provider. The Adviser is also paid for certain accounting services. The fee for the six months ended March 31, 1998 amounted to $21,965. Certain directors and the officers of the Fund are also officers and directors of the general partner of the Adviser.

        Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

        Stamper Capital & Investments, Inc. ("Stamper") also acts as sub-adviser of the Fund. Stamper manages the day-to-day investment operations for the Fund. The Fund pays no fees directly to Stamper. Stamper receives from the Adviser a percentage of the total annual investment advisory fees paid by the Fund to the Adviser.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

       Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

       During the six months ended March 31, 1998, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $ 3,995,146 from commissions earned on sales of Class A shares of the Fund of which $628,398 was retained by the Underwriter and the remaining $3,366,748 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

DAVIS TAX-FREE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1998 (Unaudited)

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

       The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the six months ended March 31, 1998 was $216,407.

CLASS B SHARES

       Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

       The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. The National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's average annual net assets attributable to Class B shares which may be used to reimburse the Distributor. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

       During the six months ended March 31, 1998, Class B shares of the Fund made distribution plan payments which included distribution fees of $659,558 and service fees of $218,978.

       Commission advances by the Distributor during the six months ended March 31, 1998 on the sale of Class B shares of the Fund amounted to $4,021,608 of which $4,015,417 was reallowed to qualified selling dealers.

       The Distributor intends to seek payment from Class B shares of the Fund in the amount of $6,436,522, representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

       A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended March 31, 1998 the Distributor received contingent deferred sales charges of $43,822 from redemptions of Class B shares of the Fund.

CLASS C SHARES

       Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. The Fund pays the Distributor 1% of the Fund's average annual net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. During the six months ended March 31, 1998, Class C shares of the Fund made distribution payments of $66,091.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1998 (Unaudited)


NOTE 5 - CAPITAL STOCK

        At March 31, 1998, there were 1,000,000,000 shares of capital stock ($0.01 par value per share) authorized. Transactions in capital stock were as follows:

                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED MARCH 31, 1998
CLASS A                                                                                 (UNAUDITED)
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
Shares sold..........................................................           22,812,214     $   209,624,325
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              302,832           2,772,772
                                                                             -------------     ---------------
                                                                                23,115,046         212,397,097
Shares reacquired....................................................           (7,482,594)        (68,729,241)
                                                                             -------------     ---------------
        Net increase.................................................           15,632,452     $   143,667,856
                                                                             =============     ===============

                                                                                     FOR THE YEAR ENDED
                                                                                     SEPTEMBER 30, 1997
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
Shares sold..........................................................            6,872,383     $    63,146,106
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              211,487           1,933,280
                                                                             -------------     ---------------
                                                                                 7,083,870          65,079,386
Shares reacquired....................................................           (2,004,557)        (18,369,419)
                                                                             --------------    ---------------
        Net increase.................................................            5,079,313     $    46,709,967
                                                                             --------------    ---------------

                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED MARCH 31, 1998
CLASS B                                                                                 (UNAUDITED)
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
Shares sold..........................................................           11,047,164     $   101,189,441
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              281,233           2,568,471
                                                                             -------------     ---------------
                                                                                11,328,397         103,757,912
Shares reacquired....................................................           (1,832,182)        (16,790,322)
                                                                             -------------     ---------------
        Net increase.................................................            9,496,215     $    86,967,590
                                                                             --------------    ---------------

                                                                                      FOR THE YEAR ENDED
                                                                                      SEPTEMBER 30, 1997
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
Shares sold..........................................................            4,212,644     $    38,566,676
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              352,552           3,214,140
                                                                             -------------     ---------------
                                                                                 4,565,196          41,780,816
Shares reacquired....................................................           (2,103,052)        (19,216,556)
                                                                             -------------     ---------------
        Net increase.................................................            2,462,144     $    22,564,260
                                                                             --------------    ---------------


                                      39

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1998 (Unaudited)


NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                                     FOR THE SIX MONTHS
                                                                                    ENDED MARCH 31, 1998
                                                                             ---------------------------------
CLASS C                                                                                  (UNAUDITED)
                                                                                 SHARES           AMOUNT
Shares sold..........................................................            2,293,740     $    21,152,751
Shares issued to shareholders in connection with
      reinvestment of distributions..................................               14,320             131,586
                                                                             -------------     ---------------
                                                                                 2,308,060          21,284,337
Shares reacquired....................................................              (20,845)           (192,230)
                                                                             -------------     ---------------
        Net increase.................................................            2,287,215     $    21,092,107
                                                                             -------------     ---------------

                                                                                      AUGUST 18, 1997
                                                                                       (COMMENCEMENT
                                                                                      OF OPERATIONS)
                                                                                          THROUGH
                                                                                    SEPTEMBER 30, 1997
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
Shares sold..........................................................              262,631     $     2,422,498
Shares issued to shareholders in connection with
      reinvestment of distributions..................................                   34                 315
                                                                             -------------     ---------------
                                                                                   262,665           2,422,813
Shares reacquired....................................................                   -                   -
                                                                             -------------     ---------------
        Net increase.................................................              262,665     $     2,422,813
                                                                             -------------     ---------------

                                                                                      OCTOBER 6, 1997
                                                                                       (COMMENCEMENT
                                                                                      OF OPERATIONS)
                                                                                          THROUGH
CLASS Y                                                                               MARCH 31, 1998
                                                                                        (UNAUDITED)
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
Shares sold..........................................................               20,356     $       187,255
Shares issued to shareholders in connection with
      reinvestment of distributions..................................                -                       2
                                                                             -------------     ---------------
                                                                                    20,356             187,257
Shares reacquired....................................................                -                       -
                                                                             -------------     ---------------
        Net increase.................................................               20,356     $       187,257
                                                                             -------------     ---------------


NOTE 6 - CUSTODY FEES

             Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reductions amounted to $13,166 during the six months ended March 31, 1998.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS


The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS A
                                                        SIX MONTHS
                                                           ENDED                                    TEN MONTHS
                                                         MARCH 31,                                     ENDED
                                                            1998        YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,
                                                         (UNAUDITED)       1997         1996            1995
                                                         -----------       ----         ----            ----
Net Asset Value, Beginning
   of Period.......................................       $  9.22         $  9.15     $  9.19           $ 8.90
                                                          -------         -------     -------           ------

Income From Investment  Operations
   Net Investment Income...........................           .25             .57         .61              .40
   Net Gains or Losses on Securities  (both
     realized and unrealized)......................           .06             .11        (.05)             .30
                                                          -------         -------    --------           ------
         Total From  Investment Operations.........           .31             .68         .56              .70
                                                          -------         -------    --------           ------

Less Distributions
   Dividends (from net
     investment income)............................          (.31)           (.59)       (.54)            (.40)
   Distribution from gains from investment
     transactions..................................          (.05)           (.02)       (.06)            (.01)
                                                          -------          ------     -------           ------
         Total Distributions.......................          (.36)           (.61)       (.60)            (.41)
                                                          -------          ------     -------           ------

Net Asset Value, End of Period.....................       $  9.17          $ 9.22     $  9.15           $ 9.19
                                                          =======          ======     =======           ======

Total Return 1.....................................          3.32%           7.66%       6.33%            7.93%
------------

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted).................................      $234,839         $92,020     $44,828          $45,461
   Ratio of Expenses to
     Average Net Assets............................          1.11%*          1.26%2      1.36%            1.43%*
   Ratio of Net Income to
     Average Net Assets............................          5.48%*          6.60%       6.64%            5.95%*

   Portfolio Turnover Rate 3.......................         79.88%         112.71%     106.55%          127.80%


1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.25% for September 30, 1997. Prior to 1996, such reductions were reflected in the expense ratios.
3 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS B

                                       SIX MONTHS
                                         ENDED
                                       MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                          1998           ----------------------------------------------------
                                      (UNAUDITED)        1997        1996       1995         1994        1993
                                      -----------        ----        ----       ----         ----        ----
Net Asset Value, Beginning
   of Period........................       $ 9.19      $  9.12      $ 9.17    $   9.09     $  9.65     $  9.49
                                           ------      -------      ------    --------     -------     -------

Income From Investment  Operations
   Net Investment Income............          .21          .53         .54         .48         .44         .54
   Net Gains or Losses on
     Securities (both realized and            .06          .08        (.05)        .10        (.18)        .29
                                           ------     --------      ------    --------     -------     -------
     unrealized)....................
       Total From  Invest-
         ment Operations............          .27          .61         .49         .58         .26         .83
                                           ------     --------      ------    --------     -------     -------

Less Distributions
   Dividends (from net
     investment income).............         (.27)        (.52)       (.48)       (.48)       (.44)       (.54)
   Distribution from gains
     from investment transactions...         (.05)        (.02)       (.06)       (.01)       (.28)         -
   Distribution in excess
     of net investment income.......           -            -           -         (.01)       (.07)       (.10)
   Tax Return of capital
      distributions.................           -            -           -           -         (.03)       (.03)
                                           -------     -------      ------     --------    -------     -------
       Total Distributions..........         (.32)        (.54)       (.54)       (.50)       (.82)       (.67)
                                           ------      -------      ------     -------     -------     -------

Net Asset Value, End of Period......       $ 9.14      $  9.19      $ 9.12    $   9.17     $  9.09     $  9.65
                                           ======      =======      ======    ========     =======     =======

Total Return 1......................        2.93%        6.89%       5.51%       6.64%       2.81%       9.10%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)..................     $218,944     $132,934    $109,488    $126,727    $188,874    $164,018
   Ratio of Expenses to
     Average Net Assets.............       1.86%*        2.02%       2.10%       2.14%       2.07%       2.26%
   Ratio of Net Income to
     Average Net Assets.............       4.73%*        5.87%       5.89%       5.37%       4.49%       5.50%

   Portfolio Turnover Rate 2........        79.88%     112.71%     106.55%     127.80%     113.46%     107.80%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS C                                                                      AUGUST 18, 1997
                                           SIX MONTHS                         (COMMENCEMENT
                                              ENDED                          OF OPERATIONS)
                                            MARCH 31,                            THROUGH
                                              1998                            SEPTEMBER 30,
                                           (UNAUDITED)                            1997
Net Asset Value, Beginning
   of Period............................     $ 9.25                             $  9.20
                                             ------                             -------

Income From Investment  Operations
   Net Investment Income................        .25                                 .04
   Net Gains on Securities  (both
     realized and unrealized)...........        .02                                 .03
                                             ------                            --------
       Total From  Invest-
         ment Operations................        .27                                 .07
                                             ------                            --------

Less Distributions
   Dividends (from net
     investment income).................       (.27)                               (.02)
   Distribution from gains
     from investment transactions.......       (.05)                                 -
                                             ------                             ------
     .
       Total Distributions..............       (.32)                               (.02)
                                             ------                             -------

Net Asset Value, End of Period..........     $ 9.20                             $  9.25
                                             ------                             -------

Total Return 1..........................       2.93%                              0.77%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted)......................    $ 23,459                            $2,430
   Ratio of Expenses to
     Average Net Assets.................      1.84%*                             2.03%*
   Ratio of Net Income to
     Average Net Assets.................      4.75%*                             5.85%*

   Portfolio Turnover Rate 2............      79.88%                            112.71%


1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS


The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

CLASS Y                                                                           OCTOBER 6, 1997
                                                                                   (COMMENCEMENT
                                                                                  OF OPERATIONS)
                                                                                      THROUGH
                                                                                     MARCH 31,
                                                                                       1998
                                                                                    (UNAUDITED)
Net Asset Value, Beginning of Period....................................
                                                                                      $  9.20

Income From Investment  Operations
   Net Investment Income................................................                  .26
   Net Gains on Securities  (both realized and unrealized) .............                  .03
                                                                                     --------
       Total From  Investment Operations................................                  .29
                                                                                     --------

Less Distributions
   Dividends (from net investment income)...............................                 (.26)
   Distribution from gains from investment transactions.................                 (.05)
                                                                                      -------
       Total Distributions..............................................                 (.31)
                                                                                      -------

Net Asset Value, End of Period..........................................              $  9.18
                                                                                      ========

Total Return 1..........................................................                3.10%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted).............................                 $ 187
   Ratio of Expenses to Average Net Assets..............................                  0.89%*
   Ratio of Net Income to Average Net Assets............................                  5.69%*

   Portfolio Turnover Rate 2............................................                 79.88%







1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

                              DAVIS TAX-FREE HIGH
                               INCOME FUND, INC.

                124 East Marcy Street Santa Fe, New Mexico 87501


                          DIRECTORS                   OFFICERS
                          Wesley E. Bass, Jr         Jeremy H. Biggs
                          Jeremy H. Biggs.               Chairman
                          Marc P. Blum               Shelby M.C. Davis
                          Andrew A. Davis                President
                          Christopher C. Davis       Kenneth C. Eich
                          Eugene M. Feinblatt            Vice President
                          Jerry D. Geist             Eileen R. Street
                          D. James Guzy                  Vice President, Treasurer
                          G. Bernard Hamilton            & Assistant Secretary
                          LeRoy E. Hoffberger        Thomas D. Tays
                          Laurence W. Levine             Vice President & Secretary
                          Christian R. Sonne         Andrew A. Davis
                                                         Vice President
INVESTMENT ADVISER                                   Christopher C. Davis
Davis Selected Advisers, L.P.                            Vice President
124 East Marcy Street                                Carolyn H. Spolidoro
Santa Fe, New Mexico  87501                              Vice President
                                                     Sharra L. Reed
DISTRIBUTOR                                              Assistant Treasurer
Davis Distributors, LLC                                  & Assistant Secretary
124 East Marcy Street
Santa Fe, New Mexico  87501

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, MA  02266-8406

COUNSEL
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois  60602

AUDITORS
KPMG Peat Marwick LLP
707 Seventeenth Street, Suite 2300
Denver, Colorado 80202

FOR MORE INFORMATION ABOUT DAVIS TAX-FREE HIGH INCOME FUND INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY
THIS REPORT.


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